Label	Element	Value
Blue Chip Account
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	BLUE CHIP ACCOUNT
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Account seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Account
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Account. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. From December 9, 2020, the date operations commenced, through December 31, 2020, the Account's annualized portfolio turnover rate was 54.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.60%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase that, in the opinion of Principal Global Investors, LLC ("PGI," the Account’s investment advisor), display characteristics of a “blue chip” company. For this Account, companies with large market capitalizations are those with market capitalizations similar to companies in the Russell 1000® Growth Index (as of December 31, 2020, this range was between approximately $2.4 billion and $2.3 trillion). In PGI’s view, “blue chip” companies typically display some or all of the following characteristics: (1) large, well-established and financially sound companies; (2) issuers with market capitalizations in the billions; (3) are considered market leaders or among the top three companies in its sector; and (4) commonly considered household names. The Account tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. In selecting securities in which to invest, the investment advisor uses a bottom-up, fundamental process, focusing on a fundamental analysis of individual companies. The Account invests in securities of foreign companies, as well as companies with medium market capitalizations.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
		Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is shown below because the Account has not yet had a calendar year of performance. The Account's performance is benchmarked against the Russell 1000 Growth Index. Performance information provides an indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is shown below because the Account has not yet had a calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Blue Chip Account | Blue Chip Account Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.05%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	349
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	610
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,357
PVC Contract Funds Prospectus | Bond Market Index Account
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	BOND MARKET INDEX ACCOUNT
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Account seeks to provide current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Account
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Account. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account's portfolio turnover rate was 104.0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	104.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Account uses a passive investment approach known as "sampling" to invest at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the Bloomberg Barclays U.S. Aggregate Bond Index (the "Index") at the time of purchase. The Index is composed of investment grade, fixed rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). As of December 31, 2020, the Index was composed of 11,998 issues. The Index is rebalanced monthly to reflect securities that have dropped out of or entered the Index in the preceding month. Generally, the Account makes corresponding changes to its portfolio shortly after Index changes are made public. Because of the practical difficulties and expense of purchasing all of the securities in the Index, the Account does not purchase all of the securities in the Index. Instead, the Account uses a sampling methodology to purchase securities with generally the same risk and return characteristics of the Index. Under normal circumstances, the Account maintains an average portfolio duration that is in line with the duration of the Index, which as of December 31, 2020 was 6.22 years. The Account will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated. Because the Account's portfolio turnover rate during the most recent fiscal year was more than 100%, the Account is considered actively traded.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Account changes with the value of the Account 's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Account may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Account and increase transaction costs.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Portfolio Turnover (Active Trading) Risk. High portfolio turnover (more than 100%) caused by actively trading portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance and increased brokerage costs.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
		U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.
Life of Account returns are measured from the date the Account's shares were first sold (May 15, 2012).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q1 2020	3.26%
Lowest return for a quarter during the period of the bar chart above:	Q4 2016	(3.12)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
PVC Contract Funds Prospectus | Bond Market Index Account | Bloomberg Barclays U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.49%
5 Years	rr_AverageAnnualReturnYear05	4.43%
Since Inception	rr_AverageAnnualReturnSinceInception	3.33%
PVC Contract Funds Prospectus | Bond Market Index Account | Bond Market Index Account, Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.14%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	48
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	85
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 192
Annual Return 2013	rr_AnnualReturn2013	(2.56%)
Annual Return 2014	rr_AnnualReturn2014	5.75%
Annual Return 2015	rr_AnnualReturn2015	0.13%
Annual Return 2016	rr_AnnualReturn2016	2.29%
Annual Return 2017	rr_AnnualReturn2017	3.27%
Annual Return 2018	rr_AnnualReturn2018	(0.19%)
Annual Return 2019	rr_AnnualReturn2019	8.47%
Annual Return 2020	rr_AnnualReturn2020	7.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.12%)
Label	rr_AverageAnnualReturnLabel	Bond Market Index Account - Class 1
1 Year	rr_AverageAnnualReturnYear01	7.29%
5 Years	rr_AverageAnnualReturnYear05	4.17%
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2012
PVC Contract Funds Prospectus | Core Plus Bond Account
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CORE PLUS BOND ACCOUNT
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Account seeks to provide current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and, as a secondary objective, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Account
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Account. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 210.3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	210.30%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase. Such investments include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (including collateralized mortgage obligations); asset-backed securities and mortgage-backed securities (securitized products); corporate bonds; and foreign securities, including emerging market securities. The Account invests in investment-grade securities and, with respect to up to 25% of its assets, in below investment grade securities (sometimes called “high yield” or "junk"), which are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the security has been rated by only one of those agencies, that rating will determine whether the security is below investment grade; if the security has not been rated by either of those agencies, those selecting such investments will determine whether the security is of a quality comparable to those rated below investment grade; if securities are rated differently by the rating agencies, the highest rating is used). The Account is not managed to a particular maturity. Under normal circumstances, the Account maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index, which as of December 31, 2020 was 6.22 years. The Account actively trades portfolio securities.The Account enters into dollar roll transactions which may involve leverage. The Account invests in derivatives, including Treasury futures and interest rate swaps to manage the fixed-income exposure (including for hedging purposes) and credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Currency Contracts. Derivatives related to currency contracts involve the specific risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.
•Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Portfolio Turnover (Active Trading) Risk. High portfolio turnover (more than 100%) caused by actively trading portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance and increased brokerage costs.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	5.45%
Lowest return for a quarter during the period of the bar chart above:	Q4 2016	(2.53)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
PVC Contract Funds Prospectus | Core Plus Bond Account | Bloomberg Barclays U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.49%
5 Years	rr_AverageAnnualReturnYear05	4.43%
10 Years	rr_AverageAnnualReturnYear10	3.84%
PVC Contract Funds Prospectus | Core Plus Bond Account | Core Plus Bond Account, Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.46%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 604
Annual Return 2011	rr_AnnualReturn2011	7.07%
Annual Return 2012	rr_AnnualReturn2012	7.54%
Annual Return 2013	rr_AnnualReturn2013	(0.86%)
Annual Return 2014	rr_AnnualReturn2014	5.24%
Annual Return 2015	rr_AnnualReturn2015	(0.48%)
Annual Return 2016	rr_AnnualReturn2016	4.09%
Annual Return 2017	rr_AnnualReturn2017	4.81%
Annual Return 2018	rr_AnnualReturn2018	(1.41%)
Annual Return 2019	rr_AnnualReturn2019	9.81%
Annual Return 2020	rr_AnnualReturn2020	9.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.53%)
Label	rr_AverageAnnualReturnLabel	Core Plus Bond Account - Class 1
1 Year	rr_AverageAnnualReturnYear01	9.55%
5 Years	rr_AverageAnnualReturnYear05	5.29%
10 Years	rr_AverageAnnualReturnYear10	4.46%
PVC Contract Funds Prospectus | Diversified Balanced Account
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	DIVERSIFIED BALANCED ACCOUNT
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Account seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Account
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Account. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Account and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the performance of the Account and the underlying funds. During its most recent fiscal year, the Account's portfolio turnover rate was 23.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.60%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Account operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds, and other fund complexes (collectively, the "Underlying Funds"). The Account generally allocates approximately 50% of its assets to equity index Underlying Funds to gain broad market capitalization exposure to both U.S. and non-U.S investments, including investments in smaller companies, and approximately 50% to fixed-income index Underlying Funds for intermediate duration fixed-income exposure. The asset class diversification of the Account is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Account's assets are allocated among Underlying Funds in accordance with the Account's investment objective and based on qualitative and quantitative analyses and the relative market valuations of the Underlying Funds. Without shareholder approval, the Advisor may alter the percentage ranges and/or substitute or remove Underlying Funds when it deems appropriate. The Account is re-balanced monthly.
		The Underlying Funds utilize derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Underlying Funds invest in equity index futures and ETFs to manage the equity exposure.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Account shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Account invests ("underlying funds"). The Account's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Account's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Account entails potential conflicts of interest: the Account invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Account assets to underlying funds from which they receive higher fees.
Principal Risks due to the Account's Investments in Underlying Funds
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Account may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Account and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Account’s Class 2 performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.
		For periods prior to the inception date of Class 1 shares (May 1, 2017) and Class 3 shares (December 9, 2020), the performance shown in the table for these newer classes is that of the Account's Class 2 shares, adjusted to reflect the respective fees and expenses of each class. However, where the adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class 2 shares, the historical performance of Class 2 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class 2 shares.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account’s Class 2 performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Bloomberg Barclays U.S. Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities performance. The S&P 500 Index is used to show large cap U.S. equity market performance. The MSCI EAFE Index NTR is used to show international stock performance. The S&P MidCap 400 Index is used to show mid cap U.S. equity market performance. The S&P SmallCap 600 Index is used to show small cap U.S. equity market performance. The custom index (as defined below) is used to show the performance of the various asset classes used by the Account, and the Average Annual Total Returns table shows performance of the components of the custom index. The weightings for the Diversified Balanced Custom Index are 50% Bloomberg Barclays U.S. Aggregate Bond Index, 35% S&P 500 Index, 7% MSCI EAFE Index NTR, 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	11.21%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(9.43)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Bloomberg Barclays U.S. Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities performance. The S&P 500 Index is used to show large cap U.S. equity market performance. The MSCI EAFE Index NTR is used to show international stock performance. The S&P MidCap 400 Index is used to show mid cap U.S. equity market performance. The S&P SmallCap 600 Index is used to show small cap U.S. equity market performance. The custom index (as defined below) is used to show the performance of the various asset classes used by the Account, and the Average Annual Total Returns table shows performance of the components of the custom index. The weightings for the Diversified Balanced Custom Index are 50% Bloomberg Barclays U.S. Aggregate Bond Index, 35% S&P 500 Index, 7% MSCI EAFE Index NTR, 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index.
PVC Contract Funds Prospectus | Diversified Balanced Account | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.36%
5 Years	rr_AverageAnnualReturnYear05	15.21%
10 Years	rr_AverageAnnualReturnYear10	13.88%
PVC Contract Funds Prospectus | Diversified Balanced Account | Bloomberg Barclays U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.49%
5 Years	rr_AverageAnnualReturnYear05	4.43%
10 Years	rr_AverageAnnualReturnYear10	3.84%
PVC Contract Funds Prospectus | Diversified Balanced Account | MSCI EAFE Index NTR
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
1 Year	rr_AverageAnnualReturnYear01	7.80%
5 Years	rr_AverageAnnualReturnYear05	7.45%
10 Years	rr_AverageAnnualReturnYear10	5.51%
PVC Contract Funds Prospectus | Diversified Balanced Account | S&P Midcap 400 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.63%
5 Years	rr_AverageAnnualReturnYear05	12.34%
10 Years	rr_AverageAnnualReturnYear10	11.51%
PVC Contract Funds Prospectus | Diversified Balanced Account | S&P Smallcap 600 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.26%
5 Years	rr_AverageAnnualReturnYear05	12.37%
10 Years	rr_AverageAnnualReturnYear10	11.92%
PVC Contract Funds Prospectus | Diversified Balanced Account | Diversified Balanced Custom Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Diversified Balanced Custom Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.61%
5 Years	rr_AverageAnnualReturnYear05	9.34%
10 Years	rr_AverageAnnualReturnYear10	8.33%
PVC Contract Funds Prospectus | Diversified Balanced Account | Diversified Balanced Account, Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 25
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	77
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	135
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 306
Annual Return 2011	rr_AnnualReturn2011	3.61%
Annual Return 2012	rr_AnnualReturn2012	9.71%
Annual Return 2013	rr_AnnualReturn2013	12.95%
Annual Return 2014	rr_AnnualReturn2014	7.41%
Annual Return 2015	rr_AnnualReturn2015	0.16%
Annual Return 2016	rr_AnnualReturn2016	6.90%
Annual Return 2017	rr_AnnualReturn2017	11.43%
Annual Return 2018	rr_AnnualReturn2018	(3.40%)
Annual Return 2019	rr_AnnualReturn2019	18.23%
Annual Return 2020	rr_AnnualReturn2020	12.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.43%)
Label	rr_AverageAnnualReturnLabel	Diversified Balanced Account - Class 1
1 Year	rr_AverageAnnualReturnYear01	12.96%
5 Years	rr_AverageAnnualReturnYear05	9.11%
10 Years	rr_AverageAnnualReturnYear10	7.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2017
PVC Contract Funds Prospectus | Diversified Balanced Account | Diversified Balanced Account, Class 2
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 616
Label	rr_AverageAnnualReturnLabel	Diversified Balanced Account - Class 2
1 Year	rr_AverageAnnualReturnYear01	12.63%
5 Years	rr_AverageAnnualReturnYear05	8.91%
10 Years	rr_AverageAnnualReturnYear10	7.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2020
PVC Contract Funds Prospectus | Diversified Balanced Account | Diversified Balanced Account, Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 798
Label	rr_AverageAnnualReturnLabel	Diversified Balanced Account - Class 3
1 Year	rr_AverageAnnualReturnYear01	12.48%
5 Years	rr_AverageAnnualReturnYear05	8.75%
10 Years	rr_AverageAnnualReturnYear10	7.63%
PVC Contract Funds Prospectus | Diversified Balanced Managed Volatility Account
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	DIVERSIFIED BALANCED MANAGED VOLATILITY ACCOUNT
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Account seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk, with an emphasis on managing volatility.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Account
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Account. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Account and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the performance of the Account and the underlying funds. During its most recent fiscal year, the Account's portfolio turnover rate was 25.0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Account operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds and other fund complexes (collectively, the "Underlying Funds"). The Account generally allocates approximately 50% of its assets to equity index Underlying Funds to gain broad market capitalization exposure to both U.S. and non-U.S investments, including investments in smaller companies, and approximately 50% to fixed-income index Underlying Funds for intermediate duration fixed-income exposure. The asset class diversification of the Account is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Account’s assets are allocated among Underlying Funds in accordance with the Account's investment objective and based on qualitative and quantitative analyses and the relative market valuations of the Underlying Funds. Without shareholder approval, the Advisor may alter the percentage ranges and/or substitute or remove Underlying Funds when it deems appropriate. The Account is re-balanced monthly.
The Underlying Funds utilize derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Underlying Funds invest in equity index futures and ETFs to manage the equity exposure, as well as vertical call spreads and vertical put spreads as part of an active strategy intended to reduce volatility. Vertical spreads are the simultaneous purchase and sale of two options of the same type with the same expiration date but two different strike prices. The strike price is the fixed price at which the owner of the option can buy (in the case of a call), or sell (in the case of a put), the underlying security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Account shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Account invests ("underlying funds"). The Account's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Account's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Account entails potential conflicts of interest: the Account invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Account assets to underlying funds from which they receive higher fees.
Principal Risks due to the Account's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Account may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Account and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
		Volatility Mitigation Risk. Volatility mitigation strategies may increase fund transaction costs, which could increase losses or reduce gains. These strategies may not protect the fund from market declines and may reduce the fund’s participation in market gains.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Account’s Class 2 performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.
For periods prior to the inception date of Class 3 shares (December 9, 2020), the performance shown in the table for Class 3 shares is that of the Account's Class 2 shares, adjusted to reflect the fees and expenses of the Class 3 shares. These adjustments result in performance for such periods that is no higher than the historical performance of the Class 2 shares.
Life of Account returns are measured from the date the Account's shares were first sold (October 31, 2013).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account’s Class 2 performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Bloomberg Barclays U.S. Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities performance. The S&P 500 Index is used to show large cap U.S. equity market performance. The MSCI EAFE Index NTR is used to show international stock performance. The S&P MidCap 400 Index is used to show mid cap U.S. equity market performance. The S&P SmallCap 600 Index is used to show small cap U.S. equity market performance. The custom index (as defined below) is used to show the performance of the various asset classes used by the Account, and the Average Annual Total Returns table shows performance of the components of the custom index. The weightings for the Diversified Balanced Managed Volatility Custom Index are 50% Bloomberg Barclays U.S. Aggregate Bond Index, 35% S&P 500 Index, 7% MSCI EAFE Index NTR, 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	10.73%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(9.06)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Bloomberg Barclays U.S. Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities performance. The S&P 500 Index is used to show large cap U.S. equity market performance. The MSCI EAFE Index NTR is used to show international stock performance. The S&P MidCap 400 Index is used to show mid cap U.S. equity market performance. The S&P SmallCap 600 Index is used to show small cap U.S. equity market performance. The custom index (as defined below) is used to show the performance of the various asset classes used by the Account, and the Average Annual Total Returns table shows performance of the components of the custom index. The weightings for the Diversified Balanced Managed Volatility Custom Index are 50% Bloomberg Barclays U.S. Aggregate Bond Index, 35% S&P 500 Index, 7% MSCI EAFE Index NTR, 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index.
PVC Contract Funds Prospectus | Diversified Balanced Managed Volatility Account | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.36%
5 Years	rr_AverageAnnualReturnYear05	15.21%
Since Inception	rr_AverageAnnualReturnSinceInception	13.46%
PVC Contract Funds Prospectus | Diversified Balanced Managed Volatility Account | Bloomberg Barclays U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.49%
5 Years	rr_AverageAnnualReturnYear05	4.43%
Since Inception	rr_AverageAnnualReturnSinceInception	3.85%
PVC Contract Funds Prospectus | Diversified Balanced Managed Volatility Account | MSCI EAFE Index NTR
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
1 Year	rr_AverageAnnualReturnYear01	7.80%
5 Years	rr_AverageAnnualReturnYear05	7.45%
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
PVC Contract Funds Prospectus | Diversified Balanced Managed Volatility Account | S&P Midcap 400 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.63%
5 Years	rr_AverageAnnualReturnYear05	12.34%
Since Inception	rr_AverageAnnualReturnSinceInception	10.21%
PVC Contract Funds Prospectus | Diversified Balanced Managed Volatility Account | S&P Smallcap 600 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.26%
5 Years	rr_AverageAnnualReturnYear05	12.37%
Since Inception	rr_AverageAnnualReturnSinceInception	9.92%
PVC Contract Funds Prospectus | Diversified Balanced Managed Volatility Account | Diversified Balanced Managed Volatility Custom Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Diversified Balanced Managed Volatility Custom Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.61%
5 Years	rr_AverageAnnualReturnYear05	9.34%
Since Inception	rr_AverageAnnualReturnSinceInception	8.02%
PVC Contract Funds Prospectus | Diversified Balanced Managed Volatility Account | Diversified Balanced Managed Volatility Account, Class 2
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.57%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.57%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	183
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	318
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 714
Annual Return 2014	rr_AnnualReturn2014	6.89%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	6.42%
Annual Return 2017	rr_AnnualReturn2017	10.90%
Annual Return 2018	rr_AnnualReturn2018	(3.20%)
Annual Return 2019	rr_AnnualReturn2019	17.48%
Annual Return 2020	rr_AnnualReturn2020	12.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.06%)
Label	rr_AverageAnnualReturnLabel	Diversified Balanced Managed Volatility Account - Class 2
1 Year	rr_AverageAnnualReturnYear01	12.03%
5 Years	rr_AverageAnnualReturnYear05	8.50%
Since Inception	rr_AverageAnnualReturnSinceInception	7.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013
PVC Contract Funds Prospectus | Diversified Balanced Managed Volatility Account | Diversified Balanced Managed Volatility Account, Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.72%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.72%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 894
Label	rr_AverageAnnualReturnLabel	Diversified Balanced Managed Volatility Account - Class 3
1 Year	rr_AverageAnnualReturnYear01	11.88%
5 Years	rr_AverageAnnualReturnYear05	8.34%
Since Inception	rr_AverageAnnualReturnSinceInception	6.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2020
PVC Contract Funds Prospectus | Diversified Balanced Volatility Control Account
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	DIVERSIFIED BALANCED VOLATILITY CONTROL ACCOUNT
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Account seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk, while seeking to control volatility.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Account
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Account. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Account and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the performance of the Account and the underlying funds. During its most recent fiscal year, the Account's portfolio turnover rate was 83.5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.50%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Account operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds and other fund complexes (collectively, the “Underlying Funds”). The Account also invests in cash and cash equivalents (as investments and/or to serve as margin or collateral for derivatives positions) and derivative instruments (primarily exchange-traded futures). A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
The Account uses a systematic approach to identify volatility signals in the market and determine whether equity market volatility is below or above average. During periods of lower equity market volatility, the Account generally allocates approximately 50% of its assets to equity index Underlying Funds and long positions in ETFs and exchange-traded futures to gain broad market capitalization exposure to both U.S. and non-U.S. equity investments, including investments in smaller companies, and approximately 50% to fixed-income Underlying Funds for intermediate duration fixed-income exposure.
During periods of higher equity market volatility, the Account implements a volatility control strategy to hedge its equity exposure. Specifically, the Account invests in cash and/or cash equivalents such as high quality short-term money market investments and/or takes short positions in exchange-traded futures.
The Account's assets are allocated among Underlying Funds in accordance with the Account's investment objective and based on qualitative and quantitative analyses and the relative market valuations of the Underlying Funds. Without shareholder approval, the Advisor may alter the percentage ranges and strategy allocations and/or substitute or remove Underlying Funds when it deems appropriate. For example, during periods of higher equity market volatility, the allocations to the equity Underlying Funds might be reduced. The asset class diversification of the Account is designed to moderate overall price volatility and cushion severe losses in any one investment sector.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Account shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Account invests ("underlying funds"). The Account's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Account's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Account entails potential conflicts of interest: the Account invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Account assets to underlying funds from which they receive higher fees.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
Short Sale Risk. A short sale involves the sale by the fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the fund.
Volatility Mitigation Risk. Volatility mitigation strategies may increase fund transaction costs, which could increase losses or reduce gains.  These strategies may not protect the fund from market declines and may reduce the fund’s participation in market gains.
Principal Risks due to the Account's Investments in Underlying Funds
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Account may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Account and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Account’s Class 2 performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.
For periods prior to the inception date of Class 3 shares (December 9, 2020), the performance shown in the table for Class 3 shares is that of the Account's Class 2 shares, adjusted to reflect the fees and expenses of the Class 3 shares. These adjustments result in performance for such periods that is no higher than the historical performance of the Class 2 shares.
Life of Account returns are measured from the date the Account's shares were first sold (March 30, 2017).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account’s Class 2 performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Bloomberg Barclays U.S. Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities performance. The S&P 500 Index is used to show large cap U.S. equity market performance. The MSCI EAFE Index NTR is used to show international stock performance. The S&P MidCap 400 Index is used to show mid cap U.S. equity market performance. The S&P SmallCap 600 Index is used to show small cap U.S. equity market performance. The custom index (as defined below) is used to show the performance of the various asset classes used by the Account, and the Average Annual Total Returns table shows performance of the components of the custom index. The weightings for the Diversified Balanced Volatility Control Custom Index are 50% Bloomberg Barclays U.S. Aggregate Bond Index, 35% S&P 500 Index, 7% MSCI EAFE Index NTR, 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q4 2020	6.16%
Lowest return for a quarter during the period of the bar chart above:	Q4 2018	(5.76)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Bloomberg Barclays U.S. Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities performance. The S&P 500 Index is used to show large cap U.S. equity market performance. The MSCI EAFE Index NTR is used to show international stock performance. The S&P MidCap 400 Index is used to show mid cap U.S. equity market performance. The S&P SmallCap 600 Index is used to show small cap U.S. equity market performance. The custom index (as defined below) is used to show the performance of the various asset classes used by the Account, and the Average Annual Total Returns table shows performance of the components of the custom index. The weightings for the Diversified Balanced Volatility Control Custom Index are 50% Bloomberg Barclays U.S. Aggregate Bond Index, 35% S&P 500 Index, 7% MSCI EAFE Index NTR, 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index.
PVC Contract Funds Prospectus | Diversified Balanced Volatility Control Account | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.36%
Since Inception	rr_AverageAnnualReturnSinceInception	15.28%
PVC Contract Funds Prospectus | Diversified Balanced Volatility Control Account | Bloomberg Barclays U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.49%
Since Inception	rr_AverageAnnualReturnSinceInception	5.02%
PVC Contract Funds Prospectus | Diversified Balanced Volatility Control Account | MSCI EAFE Index NTR
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
1 Year	rr_AverageAnnualReturnYear01	7.80%
Since Inception	rr_AverageAnnualReturnSinceInception	7.58%
PVC Contract Funds Prospectus | Diversified Balanced Volatility Control Account | S&P Midcap 400 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.63%
Since Inception	rr_AverageAnnualReturnSinceInception	9.93%
PVC Contract Funds Prospectus | Diversified Balanced Volatility Control Account | S&P Smallcap 600 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.26%
Since Inception	rr_AverageAnnualReturnSinceInception	9.45%
PVC Contract Funds Prospectus | Diversified Balanced Volatility Control Account | Diversified Balanced Volatility Control Custom Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Diversified Balanced Volatility Control Custom Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.61%
Since Inception	rr_AverageAnnualReturnSinceInception	9.54%
PVC Contract Funds Prospectus | Diversified Balanced Volatility Control Account | Diversified Balanced Volatility Control Account, Class 2
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	173
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	302
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 677
Annual Return 2018	rr_AnnualReturn2018	(3.71%)
Annual Return 2019	rr_AnnualReturn2019	15.47%
Annual Return 2020	rr_AnnualReturn2020	8.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.76%)
Label	rr_AverageAnnualReturnLabel	Diversified Balanced Volatility Control Account - Class 2
1 Year	rr_AverageAnnualReturnYear01	8.82%
Since Inception	rr_AverageAnnualReturnSinceInception	7.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2017
PVC Contract Funds Prospectus | Diversified Balanced Volatility Control Account | Diversified Balanced Volatility Control Account, Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 859
Label	rr_AverageAnnualReturnLabel	Diversified Balanced Volatility Control Account - Class 3
1 Year	rr_AverageAnnualReturnYear01	8.67%
Since Inception	rr_AverageAnnualReturnSinceInception	7.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2020
PVC Contract Funds Prospectus | Diversified Growth Account
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	DIVERSIFIED GROWTH ACCOUNT
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Account seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Account
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Account. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Account and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the performance of the Account and the underlying funds. During its most recent fiscal year, the Account's portfolio turnover rate was 23.0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Account operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds, and other fund complexes (collectively, the "Underlying Funds"). The Account generally allocates approximately 65% of its assets to equity index Underlying Funds to gain broad market capitalization exposure to both U.S. and non-U.S investments, including investments in smaller companies, and approximately 35% to fixed-income index Underlying Funds for intermediate duration fixed-income exposure. The asset class diversification of the Account is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Account's assets are allocated among Underlying Funds in accordance with the Account's investment objective and based on qualitative and quantitative analyses and the relative market valuations of the Underlying Funds. Without shareholder approval, the Advisor may alter the percentage ranges and/or substitute or remove Underlying Funds when it deems appropriate. The Account is re-balanced monthly.
The Underlying Funds utilize derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Underlying Funds invest in equity index futures and ETFs to manage the equity exposure.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Account shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Account invests ("underlying funds"). The Account's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Account's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Account entails potential conflicts of interest: the Account invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Account assets to underlying funds from which they receive higher fees.
Principal Risks due to the Account's Investments in Underlying Funds
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Account may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Account and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Account’s Class 2 performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.
		For periods prior to the inception date of Class 3 shares (December 9, 2020), the performance shown in the table for Class 3 shares is that of the Account's Class 2 shares, adjusted to reflect the fees and expenses of the Class 3 shares. These adjustments result in performance for such periods that is no higher than the historical performance of the Class 2 shares.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account’s Class 2 performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The S&P 500 Index is used to show large cap U.S. equity market performance. The Bloomberg Barclays U.S. Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities performance. The MSCI EAFE Index NTR is used to show international stock performance. The S&P MidCap 400 Index is used to show mid cap U.S. equity market performance. The S&P SmallCap 600 Index is used to show small cap U.S. equity market performance. The custom index (as defined below) is used to show the performance of the various asset classes used by the Account, and the Average Annual Total Returns table shows performance of the components of the custom index. The weightings for the Diversified Growth Custom Index are 45% S&P 500 Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index, 10% MSCI EAFE Index NTR, 5% S&P MidCap 400 Index, and 5% S&P SmallCap 600 Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	13.81%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(13.22)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The S&P 500 Index is used to show large cap U.S. equity market performance. The Bloomberg Barclays U.S. Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities performance. The MSCI EAFE Index NTR is used to show international stock performance. The S&P MidCap 400 Index is used to show mid cap U.S. equity market performance. The S&P SmallCap 600 Index is used to show small cap U.S. equity market performance. The custom index (as defined below) is used to show the performance of the various asset classes used by the Account, and the Average Annual Total Returns table shows performance of the components of the custom index. The weightings for the Diversified Growth Custom Index are 45% S&P 500 Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index, 10% MSCI EAFE Index NTR, 5% S&P MidCap 400 Index, and 5% S&P SmallCap 600 Index.
PVC Contract Funds Prospectus | Diversified Growth Account | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.36%
5 Years	rr_AverageAnnualReturnYear05	15.21%
10 Years	rr_AverageAnnualReturnYear10	13.88%
PVC Contract Funds Prospectus | Diversified Growth Account | Bloomberg Barclays U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.49%
5 Years	rr_AverageAnnualReturnYear05	4.43%
10 Years	rr_AverageAnnualReturnYear10	3.84%
PVC Contract Funds Prospectus | Diversified Growth Account | MSCI EAFE Index NTR
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
1 Year	rr_AverageAnnualReturnYear01	7.80%
5 Years	rr_AverageAnnualReturnYear05	7.45%
10 Years	rr_AverageAnnualReturnYear10	5.51%
PVC Contract Funds Prospectus | Diversified Growth Account | S&P Midcap 400 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.63%
5 Years	rr_AverageAnnualReturnYear05	12.34%
10 Years	rr_AverageAnnualReturnYear10	11.51%
PVC Contract Funds Prospectus | Diversified Growth Account | S&P Smallcap 600 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.26%
5 Years	rr_AverageAnnualReturnYear05	12.37%
10 Years	rr_AverageAnnualReturnYear10	11.92%
PVC Contract Funds Prospectus | Diversified Growth Account | Diversified Growth Custom Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Diversified Growth Custom Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.76%
5 Years	rr_AverageAnnualReturnYear05	10.66%
10 Years	rr_AverageAnnualReturnYear10	9.53%
PVC Contract Funds Prospectus | Diversified Growth Account | Diversified Growth Account, Class 2
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	164
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	285
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 640
Annual Return 2011	rr_AnnualReturn2011	2.26%
Annual Return 2012	rr_AnnualReturn2012	11.63%
Annual Return 2013	rr_AnnualReturn2013	17.95%
Annual Return 2014	rr_AnnualReturn2014	7.83%
Annual Return 2015	rr_AnnualReturn2015	0.17%
Annual Return 2016	rr_AnnualReturn2016	8.14%
Annual Return 2017	rr_AnnualReturn2017	14.21%
Annual Return 2018	rr_AnnualReturn2018	(4.51%)
Annual Return 2019	rr_AnnualReturn2019	21.20%
Annual Return 2020	rr_AnnualReturn2020	13.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.22%)
Label	rr_AverageAnnualReturnLabel	Diversified Growth Account - Class 2
1 Year	rr_AverageAnnualReturnYear01	13.76%
5 Years	rr_AverageAnnualReturnYear05	10.21%
10 Years	rr_AverageAnnualReturnYear10	8.99%
PVC Contract Funds Prospectus | Diversified Growth Account | Diversified Growth Account, Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 822
Label	rr_AverageAnnualReturnLabel	Diversified Growth Account - Class 3
1 Year	rr_AverageAnnualReturnYear01	13.60%
5 Years	rr_AverageAnnualReturnYear05	10.05%
10 Years	rr_AverageAnnualReturnYear10	8.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2020
PVC Contract Funds Prospectus | Diversified Growth Managed Volatility Account
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	DIVERSIFIED GROWTH MANAGED VOLATILITY ACCOUNT
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Account seeks to provide long-term capital appreciation, with an emphasis on managing volatility.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Account
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Account. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Account and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the performance of the Account and the underlying funds. During its most recent fiscal year, the Account's portfolio turnover rate was 22.3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.30%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Account operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds and other fund complexes (collectively, the "Underlying Funds"). The Account generally allocates approximately 65% of its assets to equity index Underlying Funds to gain broad market capitalization exposure to both U.S. and non-U.S investments, including investments in smaller companies, and approximately 35% to fixed-income index Underlying Funds for intermediate duration fixed-income exposure. The asset class diversification of the Account is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Account's assets are allocated among Underlying Funds in accordance with the Account's investment objective and based on qualitative and quantitative analyses and the relative market valuations of the Underlying Funds. Without shareholder approval, the Advisor may alter the percentage ranges and/or substitute or remove Underlying Funds when it deems appropriate. The Account is re-balanced monthly.
		The Underlying Funds utilize derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Underlying Funds invest in equity index futures and ETFs to manage the equity exposure, as well as vertical call spreads and vertical put spreads as part of an active strategy intended to reduce volatility. Vertical spreads are the simultaneous purchase and sale of two options of the same type with the same expiration date but two different strike prices. The strike price is the fixed price at which the owner of the option can buy (in the case of a call), or sell (in the case of a put), the underlying security.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Account shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Account invests ("underlying funds"). The Account's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Account's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Account entails potential conflicts of interest: the Account invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Account assets to underlying funds from which they receive higher fees.
Principal Risks due to the Account's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Account may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Account and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
		Volatility Mitigation Risk. Volatility mitigation strategies may increase fund transaction costs, which could increase losses or reduce gains. These strategies may not protect the fund from market declines and may reduce the fund’s participation in market gains.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Account’s Class 2 performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.
For periods prior to the inception date of Class 3 shares (December 9, 2020), the performance shown in the table for Class 3 shares is that of the Account's Class 2 shares, adjusted to reflect the fees and expenses of the Class 3 shares. These adjustments result in performance for such periods that is no higher than the historical performance of the Class 2 shares.
Life of Account returns are measured from the date the Account's shares were first sold (October 31, 2013).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account’s Class 2 performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The S&P 500 Index is used to show large cap U.S. equity market performance. The Bloomberg Barclays U.S. Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities performance. The MSCI EAFE Index NTR is used to show international stock performance. The S&P MidCap 400 Index is used to show mid cap U.S. equity market performance. The S&P SmallCap 600 Index is used to show small cap U.S. equity market performance. The custom index (as defined below) is used to show the performance of the various asset classes used by the Account, and the Average Annual Total Returns table shows performance of the components of the custom index. The weightings for the Diversified Growth Managed Volatility Custom Index are 45% S&P 500 Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index, 10% MSCI EAFE Index NTR, 5% S&P MidCap 400 Index, and 5% S&P SmallCap 600 Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	13.21%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(12.71)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The S&P 500 Index is used to show large cap U.S. equity market performance. The Bloomberg Barclays U.S. Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities performance. The MSCI EAFE Index NTR is used to show international stock performance. The S&P MidCap 400 Index is used to show mid cap U.S. equity market performance. The S&P SmallCap 600 Index is used to show small cap U.S. equity market performance. The custom index (as defined below) is used to show the performance of the various asset classes used by the Account, and the Average Annual Total Returns table shows performance of the components of the custom index. The weightings for the Diversified Growth Managed Volatility Custom Index are 45% S&P 500 Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index, 10% MSCI EAFE Index NTR, 5% S&P MidCap 400 Index, and 5% S&P SmallCap 600 Index.
PVC Contract Funds Prospectus | Diversified Growth Managed Volatility Account | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.36%
5 Years	rr_AverageAnnualReturnYear05	15.21%
Since Inception	rr_AverageAnnualReturnSinceInception	13.46%
PVC Contract Funds Prospectus | Diversified Growth Managed Volatility Account | Bloomberg Barclays U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.49%
5 Years	rr_AverageAnnualReturnYear05	4.43%
Since Inception	rr_AverageAnnualReturnSinceInception	3.85%
PVC Contract Funds Prospectus | Diversified Growth Managed Volatility Account | MSCI EAFE Index NTR
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
1 Year	rr_AverageAnnualReturnYear01	7.80%
5 Years	rr_AverageAnnualReturnYear05	7.45%
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
PVC Contract Funds Prospectus | Diversified Growth Managed Volatility Account | S&P Midcap 400 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.63%
5 Years	rr_AverageAnnualReturnYear05	12.34%
Since Inception	rr_AverageAnnualReturnSinceInception	10.21%
PVC Contract Funds Prospectus | Diversified Growth Managed Volatility Account | S&P Smallcap 600 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.26%
5 Years	rr_AverageAnnualReturnYear05	12.37%
Since Inception	rr_AverageAnnualReturnSinceInception	9.92%
PVC Contract Funds Prospectus | Diversified Growth Managed Volatility Account | Diversified Growth Managed Volatility Custom Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Diversified Growth Managed Volatility Custom Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.76%
5 Years	rr_AverageAnnualReturnYear05	10.66%
Since Inception	rr_AverageAnnualReturnSinceInception	9.11%
PVC Contract Funds Prospectus | Diversified Growth Managed Volatility Account | Diversified Balanced Managed Volatility Account, Class 2
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
Annual Return 2014	rr_AnnualReturn2014	7.06%
Annual Return 2015	rr_AnnualReturn2015	0.06%
Annual Return 2016	rr_AnnualReturn2016	7.56%
Annual Return 2017	rr_AnnualReturn2017	13.34%
Annual Return 2018	rr_AnnualReturn2018	(4.07%)
Annual Return 2019	rr_AnnualReturn2019	20.18%
Annual Return 2020	rr_AnnualReturn2020	13.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.71%)
Label	rr_AverageAnnualReturnLabel	Diversified Growth Managed Volatility Account - Class 2
1 Year	rr_AverageAnnualReturnYear01	13.06%
5 Years	rr_AverageAnnualReturnYear05	9.70%
Since Inception	rr_AverageAnnualReturnSinceInception	8.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013
PVC Contract Funds Prospectus | Diversified Growth Managed Volatility Account | Diversified Growth Managed Volatility Account, Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930
Label	rr_AverageAnnualReturnLabel	Diversified Growth Managed Volatility Account - Class 3
1 Year	rr_AverageAnnualReturnYear01	12.89%
5 Years	rr_AverageAnnualReturnYear05	9.53%
Since Inception	rr_AverageAnnualReturnSinceInception	7.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2020
PVC Contract Funds Prospectus | Diversified Growth Volatility Control Account
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	DIVERSIFIED GROWTH VOLATILITY CONTROL ACCOUNT
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Account seeks to provide long-term capital appreciation, while seeking to control volatility.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Account
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Account. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Account and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the performance of the Account and the underlying funds. During its most recent fiscal year, the Account's portfolio turnover rate was 85.9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.90%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Account operates as a fund of funds and invests in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds, and other fund complexes (collectively, the “Underlying Funds”). The Account also invests in cash and cash equivalents (as investments and/or to serve as margin or collateral for derivatives positions) and derivative instruments (primarily exchange-traded futures). A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
The Account uses a systematic approach to identify volatility signals in the market and determine whether equity market volatility is below or above average. During periods of lower equity market volatility, the Account generally allocates approximately 65% of its assets to equity index Underlying Funds and long positions in ETFs and exchange-traded futures to gain broad market capitalization exposure to both U.S. and non-U.S. equity investments, including investments in smaller companies, and approximately 35% to fixed-income Underlying Funds for intermediate duration fixed-income exposure.
		During periods of higher equity market volatility, the Account implements a volatility control strategy to hedge its equity exposure. Specifically, the Account invests in cash and/or cash equivalents such as high quality short-term money market investments and/or takes short positions in exchange-traded futures.The Account's assets are allocated among Underlying Funds in accordance with the Account's investment objective and based on qualitative and quantitative analyses and the relative market valuations of the Underlying Funds. Without shareholder approval, the Advisor may alter the percentage ranges and strategy allocations and/or substitute or remove Underlying Funds when it deems appropriate. For example, during periods of higher equity market volatility, the allocations to the equity Underlying Funds might be reduced. The asset class diversification of the Account is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Account shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Account invests ("underlying funds"). The Account's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Account's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Account entails potential conflicts of interest: the Account invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Account assets to underlying funds from which they receive higher fees.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
Short Sale Risk. A short sale involves the sale by the fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the fund.
Volatility Mitigation Risk. Volatility mitigation strategies may increase fund transaction costs, which could increase losses or reduce gains.  These strategies may not protect the fund from market declines and may reduce the fund’s participation in market gains.
Principal Risks due to the Account's Investments in Underlying Funds
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Account may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Account and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Account’s Class 2 performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.
For periods prior to the inception date of Class 3 shares (December 9, 2020), the performance shown in the table for Class 3 shares is that of the Account's Class 2 shares, adjusted to reflect the fees and expenses of the Class 3 shares. These adjustments result in performance for such periods that is no higher than the historical performance of the Class 2 shares.
Life of Account returns are measured from the date the Account's shares were first sold (March 30, 2017).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account’s Class 2 performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Bloomberg Barclays U.S. Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities performance. The S&P 500 Index is used to show large cap U.S. equity market performance. The MSCI EAFE Index NTR is used to show international stock performance. The S&P MidCap 400 Index is used to show mid cap U.S. equity market performance. The S&P SmallCap 600 Index is used to show small cap U.S. equity market performance. The custom index (as defined below) is used to show the performance of the various asset classes used by the Account, and the Average Annual Total Returns table shows performance of the components of the custom index. The weightings for the Diversified Growth Volatility Control Custom Index are 45% S&P 500 Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index, 10% MSCI EAFE Index NTR, 5% S&P MidCap 400 Index, and 5% S&P SmallCap 600 Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q4 2020	7.82%
Lowest return for a quarter during the period of the bar chart above:	Q4 2018	(7.74)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Bloomberg Barclays U.S. Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities performance. The S&P 500 Index is used to show large cap U.S. equity market performance. The MSCI EAFE Index NTR is used to show international stock performance. The S&P MidCap 400 Index is used to show mid cap U.S. equity market performance. The S&P SmallCap 600 Index is used to show small cap U.S. equity market performance. The custom index (as defined below) is used to show the performance of the various asset classes used by the Account, and the Average Annual Total Returns table shows performance of the components of the custom index. The weightings for the Diversified Growth Volatility Control Custom Index are 45% S&P 500 Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index, 10% MSCI EAFE Index NTR, 5% S&P MidCap 400 Index, and 5% S&P SmallCap 600 Index.
PVC Contract Funds Prospectus | Diversified Growth Volatility Control Account | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.36%
Since Inception	rr_AverageAnnualReturnSinceInception	15.28%
PVC Contract Funds Prospectus | Diversified Growth Volatility Control Account | Bloomberg Barclays U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.49%
Since Inception	rr_AverageAnnualReturnSinceInception	5.02%
PVC Contract Funds Prospectus | Diversified Growth Volatility Control Account | MSCI EAFE Index NTR
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
1 Year	rr_AverageAnnualReturnYear01	7.80%
Since Inception	rr_AverageAnnualReturnSinceInception	7.58%
PVC Contract Funds Prospectus | Diversified Growth Volatility Control Account | S&P Midcap 400 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.63%
Since Inception	rr_AverageAnnualReturnSinceInception	9.93%
PVC Contract Funds Prospectus | Diversified Growth Volatility Control Account | S&P Smallcap 600 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.26%
Since Inception	rr_AverageAnnualReturnSinceInception	9.45%
PVC Contract Funds Prospectus | Diversified Growth Volatility Control Account | Diversified Balanced Volatility Control Custom Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Diversified Growth Volatility Control Custom Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.76%
Since Inception	rr_AverageAnnualReturnSinceInception	10.72%
PVC Contract Funds Prospectus | Diversified Growth Volatility Control Account | Diversified Growth Volatility Control Account, Class 2
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	173
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	302
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 677
Annual Return 2018	rr_AnnualReturn2018	(4.60%)
Annual Return 2019	rr_AnnualReturn2019	17.57%
Annual Return 2020	rr_AnnualReturn2020	8.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.74%)
Label	rr_AverageAnnualReturnLabel	Diversified Growth Volatility Control Account - Class 2
1 Year	rr_AverageAnnualReturnYear01	8.98%
Since Inception	rr_AverageAnnualReturnSinceInception	8.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2017
PVC Contract Funds Prospectus | Diversified Growth Volatility Control Account | Diversified Growth Volatility Control Account, Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 859
Label	rr_AverageAnnualReturnLabel	Diversified Growth Volatility Control Account - Class 3
1 Year	rr_AverageAnnualReturnYear01	8.83%
Since Inception	rr_AverageAnnualReturnSinceInception	7.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2020
PVC Contract Funds Prospectus | Diversified Income Account
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	DIVERSIFIED INCOME ACCOUNT
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Account seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Account
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Account. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Account and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the performance of the Account and the underlying funds. During its most recent fiscal year, the Account's portfolio turnover rate was 31.2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.20%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Account operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds, and other fund complexes (collectively, the "Underlying Funds"). The Account generally allocates approximately 35% of its assets to equity index Underlying Funds to gain broad market capitalization exposure to both U.S. and non-U.S investments, including investments in smaller companies, and approximately 65% to fixed-income index Underlying Funds for intermediate duration fixed-income exposure. The asset class diversification of the Account is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Account's assets are allocated among Underlying Funds in accordance with the Account's investment objective and based on qualitative and quantitative analyses and the relative market valuations of the Underlying Funds. Without shareholder approval, the Advisor may alter the percentage ranges and/or substitute or remove Underlying Funds when it deems appropriate. The Account is re-balanced monthly.
The Underlying Funds utilize derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Underlying Funds invest in equity index futures and ETFs to manage the equity exposure.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Account shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Account invests ("underlying funds"). The Account's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Account's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Account entails potential conflicts of interest: the Account invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Account assets to underlying funds from which they receive higher fees.
Principal Risks due to the Account's Investments in Underlying Funds
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Account may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Account and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Account’s Class 2 performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.
For periods prior to the inception date of Class 3 shares (December 9, 2020), the performance shown in the table for Class 3 shares is that of the Account's Class 2 shares, adjusted to reflect the fees and expenses of the Class 3 shares. These adjustments result in performance for such periods that is no higher than the historical performance of the Class 2 shares.
Life of Account returns are measured from the date the Account's shares were first sold (May 15, 2012).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account’s Class 2 performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Bloomberg Barclays U.S. Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities performance. The S&P 500 Index is used to show large cap U.S. equity market performance. The MSCI EAFE Index NTR is used to show international stock performance. The S&P MidCap 400 Index is used to show mid cap U.S. equity market performance. The S&P SmallCap 600 Index is used to show small cap U.S. equity market performance. The custom index (as defined below) is used to show the performance of the various asset classes used by the Account, and the Average Annual Total Returns table shows performance of the components of the custom index. The weightings for the Diversified Income Custom Index are 65% Bloomberg Barclays U.S. Aggregate Bond Index, 25% S&P 500 Index, 4% MSCI EAFE Index NTR, 3% S&P MidCap 400 Index, and 3% S&P SmallCap 600 Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	8.67%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(5.64)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Bloomberg Barclays U.S. Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities performance. The S&P 500 Index is used to show large cap U.S. equity market performance. The MSCI EAFE Index NTR is used to show international stock performance. The S&P MidCap 400 Index is used to show mid cap U.S. equity market performance. The S&P SmallCap 600 Index is used to show small cap U.S. equity market performance. The custom index (as defined below) is used to show the performance of the various asset classes used by the Account, and the Average Annual Total Returns table shows performance of the components of the custom index. The weightings for the Diversified Income Custom Index are 65% Bloomberg Barclays U.S. Aggregate Bond Index, 25% S&P 500 Index, 4% MSCI EAFE Index NTR, 3% S&P MidCap 400 Index, and 3% S&P SmallCap 600 Index.
PVC Contract Funds Prospectus | Diversified Income Account | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.36%
5 Years	rr_AverageAnnualReturnYear05	15.21%
Since Inception	rr_AverageAnnualReturnSinceInception	15.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2012
PVC Contract Funds Prospectus | Diversified Income Account | Bloomberg Barclays U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.49%
5 Years	rr_AverageAnnualReturnYear05	4.43%
Since Inception	rr_AverageAnnualReturnSinceInception	3.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2012
PVC Contract Funds Prospectus | Diversified Income Account | MSCI EAFE Index NTR
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
1 Year	rr_AverageAnnualReturnYear01	7.80%
5 Years	rr_AverageAnnualReturnYear05	7.45%
Since Inception	rr_AverageAnnualReturnSinceInception	7.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2012
PVC Contract Funds Prospectus | Diversified Income Account | S&P Midcap 400 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.63%
5 Years	rr_AverageAnnualReturnYear05	12.34%
Since Inception	rr_AverageAnnualReturnSinceInception	12.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2012
PVC Contract Funds Prospectus | Diversified Income Account | S&P Smallcap 600 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.26%
5 Years	rr_AverageAnnualReturnYear05	12.37%
Since Inception	rr_AverageAnnualReturnSinceInception	13.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2012
PVC Contract Funds Prospectus | Diversified Income Account | Diversified Income Custom Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Diversified Income Custom Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.32%
5 Years	rr_AverageAnnualReturnYear05	7.98%
Since Inception	rr_AverageAnnualReturnSinceInception	7.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2012
PVC Contract Funds Prospectus | Diversified Income Account | Diversified Income Account, Class 2
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 48
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	151
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	263
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 591
Annual Return 2013	rr_AnnualReturn2013	8.14%
Annual Return 2014	rr_AnnualReturn2014	6.89%
Annual Return 2015	rr_AnnualReturn2015	0.16%
Annual Return 2016	rr_AnnualReturn2016	5.56%
Annual Return 2017	rr_AnnualReturn2017	8.81%
Annual Return 2018	rr_AnnualReturn2018	(2.38%)
Annual Return 2019	rr_AnnualReturn2019	15.16%
Annual Return 2020	rr_AnnualReturn2020	11.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.64%)
Label	rr_AverageAnnualReturnLabel	Diversified Income Account - Class 2
1 Year	rr_AverageAnnualReturnYear01	11.27%
5 Years	rr_AverageAnnualReturnYear05	7.52%
Since Inception	rr_AverageAnnualReturnSinceInception	6.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2012
PVC Contract Funds Prospectus | Diversified Income Account | Diversified Income Account, Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 63
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	199
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	346
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 774
Label	rr_AverageAnnualReturnLabel	Diversified Income Account - Class 3
1 Year	rr_AverageAnnualReturnYear01	11.11%
5 Years	rr_AverageAnnualReturnYear05	7.35%
Since Inception	rr_AverageAnnualReturnSinceInception	6.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2020
PVC Contract Funds Prospectus | Diversified International Account
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	DIVERSIFIED INTERNATIONAL ACCOUNT
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Account seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Account
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Account. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 47.1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.10%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Account invests primarily in foreign equity securities. The Account has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Account typically invests in foreign securities of at least 20 countries. Primary consideration is given to securities of issuers of developed areas (for example, Japan, Western Europe, Canada, Australia, Hong Kong, and Singapore); however, the Account also invests in emerging market securities. The Account invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Account changes with the value of the Account 's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	18.11%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(23.04)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
PVC Contract Funds Prospectus | Diversified International Account | MSCI ACWI Ex-U.S. Index NTR
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Ex-U.S. Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
1 Year	rr_AverageAnnualReturnYear01	10.63%
5 Years	rr_AverageAnnualReturnYear05	8.92%
10 Years	rr_AverageAnnualReturnYear10	4.92%
PVC Contract Funds Prospectus | Diversified International Account | Diversified International Account, Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,131
Annual Return 2011	rr_AnnualReturn2011	(11.17%)
Annual Return 2012	rr_AnnualReturn2012	18.44%
Annual Return 2013	rr_AnnualReturn2013	18.40%
Annual Return 2014	rr_AnnualReturn2014	(3.21%)
Annual Return 2015	rr_AnnualReturn2015	(0.35%)
Annual Return 2016	rr_AnnualReturn2016	0.36%
Annual Return 2017	rr_AnnualReturn2017	29.06%
Annual Return 2018	rr_AnnualReturn2018	(17.54%)
Annual Return 2019	rr_AnnualReturn2019	22.69%
Annual Return 2020	rr_AnnualReturn2020	16.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.04%)
Label	rr_AverageAnnualReturnLabel	Diversified International Account - Class 1
1 Year	rr_AverageAnnualReturnYear01	16.16%
5 Years	rr_AverageAnnualReturnYear05	8.77%
10 Years	rr_AverageAnnualReturnYear10	6.22%
PVC Contract Funds Prospectus | Equity Income Account
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	EQUITY INCOME ACCOUNT
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Account seeks to provide current income and long-term growth of income and capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Account
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Account. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 21.0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. The Account usually invests in equity securities of companies with large and medium market capitalizations. The Account invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Account also invests in securities of foreign issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in the Account changes with the value of the Account 's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
		Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Account’s Class 1 performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.
		For periods prior to the inception date of Class 3 shares (December 9, 2020), the performance shown in the table for Class 3 shares is that of the Account's Class 1 shares, adjusted to reflect the fees and expenses of the Class 3 shares. These adjustments result in performance for such periods that is no higher than the historical performance of the Class 1 shares.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account’s Class 1 performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q4 2020	15.69%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(25.51)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
PVC Contract Funds Prospectus | Equity Income Account | Russell 1000 Value Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.79%
5 Years	rr_AverageAnnualReturnYear05	9.73%
10 Years	rr_AverageAnnualReturnYear10	10.50%
PVC Contract Funds Prospectus | Equity Income Account | Equity Income Account, Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 604
Annual Return 2011	rr_AnnualReturn2011	5.44%
Annual Return 2012	rr_AnnualReturn2012	13.01%
Annual Return 2013	rr_AnnualReturn2013	27.30%
Annual Return 2014	rr_AnnualReturn2014	12.80%
Annual Return 2015	rr_AnnualReturn2015	(3.93%)
Annual Return 2016	rr_AnnualReturn2016	15.72%
Annual Return 2017	rr_AnnualReturn2017	21.08%
Annual Return 2018	rr_AnnualReturn2018	(5.01%)
Annual Return 2019	rr_AnnualReturn2019	29.09%
Annual Return 2020	rr_AnnualReturn2020	6.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.51%)
Label	rr_AverageAnnualReturnLabel	Equity Income Account - Class 1
1 Year	rr_AverageAnnualReturnYear01	6.43%
5 Years	rr_AverageAnnualReturnYear05	12.83%
10 Years	rr_AverageAnnualReturnYear10	11.63%
PVC Contract Funds Prospectus | Equity Income Account | Equity Income Account, Class 2
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 906
Label	rr_AverageAnnualReturnLabel	Equity Income Account - Class 2
1 Year	rr_AverageAnnualReturnYear01	6.15%
5 Years	rr_AverageAnnualReturnYear05	12.55%
10 Years	rr_AverageAnnualReturnYear10	11.35%
PVC Contract Funds Prospectus | Equity Income Account | Equity Income Account, Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,084
Label	rr_AverageAnnualReturnLabel	Equity Income Account - Class 3
1 Year	rr_AverageAnnualReturnYear01	6.00%
5 Years	rr_AverageAnnualReturnYear05	12.40%
10 Years	rr_AverageAnnualReturnYear10	11.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2020
PVC Contract Funds Prospectus | Government and High Quality Bond Account
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Account seeks to provide a high level of current income consistent with safety and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Account
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Account. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 124.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	124.60%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities issued by the U.S. government, its agencies or instrumentalities or debt securities that are rated, at the time of purchase, AAA by S&P Global Ratings ("S&P Global") or Aaa by Moody's Investors Service, Inc. ("Moody's") (if securities are rated differently by S&P Global and Moody's, the highest rating is used; or, if unrated, in the opinion of those selecting such investments, are of comparable quality), including but not limited to asset-backed securities ("ABS"), mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities ("MBS") (also referred to as securitized products). The Account also invests in ABS and MBS that are rated lower than AAA by S&P Global or Aaa by Moody's (or of comparable quality), including collateralized mortgage obligations, and in other obligations that are secured by mortgages or MBS. The MBS in which the Account invests include MBS trading in the to-be-announced ("TBA") markets.
Under normal circumstances, the Account maintains an average portfolio duration that is within ±50% of the duration of the Bloomberg Barclays Fixed-Rate MBS Index, which as of December 31, 2020 was 2.34 years. The Account is not managed to a particular maturity. The Account actively trades portfolio securities.
		The Account invests in derivatives, including Treasury futures and securities delivered in TBA transactions, to manage the fixed-income exposure. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Account changes with the value of the Account 's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Portfolio Turnover (Active Trading) Risk. High portfolio turnover (more than 100%) caused by actively trading portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance and increased brokerage costs.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk). With respect to securities that are delivered in TBA transactions, there is a risk that the actual securities received by the Account may be less favorable than what was anticipated when entering into the transaction.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q3 2011	2.85%
Lowest return for a quarter during the period of the bar chart above:	Q4 2016	(1.96)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
PVC Contract Funds Prospectus | Government and High Quality Bond Account | Bloomberg Barclays MBS Fixed Rate Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays MBS Fixed Rate Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	3.86%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.02%
PVC Contract Funds Prospectus | Government and High Quality Bond Account | Government and High Quality Bond Account, Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%	[4]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	164
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	285
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 640
Annual Return 2011	rr_AnnualReturn2011	6.23%
Annual Return 2012	rr_AnnualReturn2012	3.91%
Annual Return 2013	rr_AnnualReturn2013	(1.03%)
Annual Return 2014	rr_AnnualReturn2014	5.08%
Annual Return 2015	rr_AnnualReturn2015	0.79%
Annual Return 2016	rr_AnnualReturn2016	1.80%
Annual Return 2017	rr_AnnualReturn2017	1.88%
Annual Return 2018	rr_AnnualReturn2018	0.91%
Annual Return 2019	rr_AnnualReturn2019	6.45%
Annual Return 2020	rr_AnnualReturn2020	2.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.96%)
Label	rr_AverageAnnualReturnLabel	Government & High Quality Bond Account - Class 1
1 Year	rr_AverageAnnualReturnYear01	2.87%
5 Years	rr_AverageAnnualReturnYear05	2.76%
10 Years	rr_AverageAnnualReturnYear10	2.86%
PVC Contract Funds Prospectus | International Emerging Markets Account
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	INTERNATIONAL EMERGING MARKETS ACCOUNT
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Account seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Account
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Account. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 57.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.60%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The Account considers a security to be tied economically to an emerging market (an "emerging market security") if the issuer of the security has its principal place of business or principal office in an emerging market, has its principal securities trading market in an emerging market, or derives a majority of its revenue from emerging markets.Here, "emerging market" means any market which is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index or Bloomberg Barclays Emerging Markets USD Aggregate Bond Index). Emerging markets generally exclude the United States, Canada, Japan, Australia, Hong Kong, Singapore, New Zealand, and most nations located in Western Europe. The Account invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
•China Investment Risk. The Account invests a significant portion of its assets in securities of issuers located or operating in China. Investing in China involves certain heightened risks and considerations, including, among others: frequent trading suspensions and government interventions (including by nationalizing assets); currency exchange rate fluctuations or blockages; limits on using brokers and on foreign ownership; different financial reporting standards; higher dependence on exports and international trade; political and social instability; infectious disease outbreaks; regional and global conflicts; increased trade tariffs, embargoes and other trade limitations; custody and other risks associated with programs used to access Chinese securities; and uncertainties in tax rules that could result in unexpected tax liabilities for the Account. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities. Moreover, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the funds.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.
During 2016, the Account experienced a significant one-time gain of approximately $0.07 per share as the result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	19.63%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(24.46)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
PVC Contract Funds Prospectus | International Emerging Markets Account | MSCI Emerging Markets Index NTR
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
1 Year	rr_AverageAnnualReturnYear01	18.27%
5 Years	rr_AverageAnnualReturnYear05	12.80%
10 Years	rr_AverageAnnualReturnYear10	3.63%
PVC Contract Funds Prospectus | International Emerging Markets Account | International Emerging Markets Account Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.21%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	383
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	664
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,465
Annual Return 2011	rr_AnnualReturn2011	(17.84%)
Annual Return 2012	rr_AnnualReturn2012	20.80%
Annual Return 2013	rr_AnnualReturn2013	(5.03%)
Annual Return 2014	rr_AnnualReturn2014	(3.75%)
Annual Return 2015	rr_AnnualReturn2015	(13.81%)
Annual Return 2016	rr_AnnualReturn2016	9.40%
Annual Return 2017	rr_AnnualReturn2017	40.84%
Annual Return 2018	rr_AnnualReturn2018	(21.02%)
Annual Return 2019	rr_AnnualReturn2019	17.60%
Annual Return 2020	rr_AnnualReturn2020	19.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.46%)
Label	rr_AverageAnnualReturnLabel	International Emerging Markets Account - Class 1
1 Year	rr_AverageAnnualReturnYear01	19.23%
5 Years	rr_AverageAnnualReturnYear05	11.28%	[6]
10 Years	rr_AverageAnnualReturnYear10	2.93%	[6]
PVC Contract Funds Prospectus | LargeCap Growth Account I
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	LARGECAP GROWTH ACCOUNT I
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Account seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Account
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Account. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 42.2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.20%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. For this Account, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Growth Index (as of December 31, 2020, this range was between approximately $2.4 billion and $2.3 trillion). The Account invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
The Account is primarily actively managed by the sub-advisors. In addition, Principal Global Investors, LLC may invest up to 30% of the Account's assets using an index sampling strategy designed to match the performance of the Russell 1000® Growth Index.
The Account is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Account's share price than would occur in a more diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Passive Strategy Risk. A portion of the fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the fund and index performance may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	27.91%
Lowest return for a quarter during the period of the bar chart above:	Q3 2011	(15.04)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
PVC Contract Funds Prospectus | LargeCap Growth Account I | Russell 1000 Growth Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	38.40%
5 Years	rr_AverageAnnualReturnYear05	20.99%
10 Years	rr_AverageAnnualReturnYear10	17.21%
PVC Contract Funds Prospectus | LargeCap Growth Account I | LargeCap Growth Account I Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.69%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.71%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[7],[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.69%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	225
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	393
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 881
Annual Return 2011	rr_AnnualReturn2011	(0.33%)
Annual Return 2012	rr_AnnualReturn2012	16.38%
Annual Return 2013	rr_AnnualReturn2013	36.14%
Annual Return 2014	rr_AnnualReturn2014	8.61%
Annual Return 2015	rr_AnnualReturn2015	7.77%
Annual Return 2016	rr_AnnualReturn2016	1.26%
Annual Return 2017	rr_AnnualReturn2017	33.71%
Annual Return 2018	rr_AnnualReturn2018	3.60%
Annual Return 2019	rr_AnnualReturn2019	34.92%
Annual Return 2020	rr_AnnualReturn2020	36.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.04%)
Label	rr_AverageAnnualReturnLabel	LargeCap Growth Account I - Class 1
1 Year	rr_AverageAnnualReturnYear01	36.20%
5 Years	rr_AverageAnnualReturnYear05	20.85%
10 Years	rr_AverageAnnualReturnYear10	16.90%
PVC Contract Funds Prospectus | LargeCap S&P 500 Index Account
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	LARGECAP S&P 500 INDEX ACCOUNT
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Account seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Account
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Account. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 11.1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.10%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") 500 Index (the "Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. As of December 31, 2020, the market capitalization range of the companies comprising the Index was between approximately $3.2 billion and $2.3 trillion. Each component stock of the Index is weighted in proportion to its total market value. The Index is balanced quarterly.
The Account employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Account typically employs a replication strategy which involves investing in all the securities that make up the Index, in the same proportions as the Index.
The Account uses derivative strategies and invests in exchange-traded funds ("ETFs"). A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Account invests in index futures and equity ETFs on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.
The Account will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated.
		Note: “Standard & Poor's 500" and "S&P 500®" are trademarks of S&P Global and have been licensed by Principal. The Account is not sponsored, endorsed, sold, or promoted by S&P Global and S&P Global makes no representation regarding the advisability of investing in the Account.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Account may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Account and increase transaction costs.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (“ETF”)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
		Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Account’s Class 1 performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.
For periods prior to the inception date of Class 2 shares (May 1, 2015), the performance shown in the table for Class 2 shares is that of the Account's Class 1 shares, adjusted to reflect the fees and expenses of the Class 2 shares. These adjustments result in performance for such periods that is no higher than the historical performance of the Class 1 shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account’s Class 1 performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	20.47%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(19.66)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
PVC Contract Funds Prospectus | LargeCap S&P 500 Index Account | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.36%
5 Years	rr_AverageAnnualReturnYear05	15.21%
10 Years	rr_AverageAnnualReturnYear10	13.88%
PVC Contract Funds Prospectus | LargeCap S&P 500 Index Account | LargeCap S&P 500 Index Account Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	80
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	141
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 318
Annual Return 2011	rr_AnnualReturn2011	1.73%
Annual Return 2012	rr_AnnualReturn2012	15.50%
Annual Return 2013	rr_AnnualReturn2013	32.04%
Annual Return 2014	rr_AnnualReturn2014	13.29%
Annual Return 2015	rr_AnnualReturn2015	1.14%
Annual Return 2016	rr_AnnualReturn2016	11.59%
Annual Return 2017	rr_AnnualReturn2017	21.49%
Annual Return 2018	rr_AnnualReturn2018	(4.58%)
Annual Return 2019	rr_AnnualReturn2019	31.10%
Annual Return 2020	rr_AnnualReturn2020	18.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.66%)
Label	rr_AverageAnnualReturnLabel	LargeCap S&P 500 Index Account - Class 1
1 Year	rr_AverageAnnualReturnYear01	18.08%
5 Years	rr_AverageAnnualReturnYear05	14.90%
10 Years	rr_AverageAnnualReturnYear10	13.54%
PVC Contract Funds Prospectus | LargeCap S&P 500 Index Account | LargeCap S&P 500 Index Account Class 2
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 628
Label	rr_AverageAnnualReturnLabel	LargeCap S&P 500 Index Account - Class 2
1 Year	rr_AverageAnnualReturnYear01	17.77%
5 Years	rr_AverageAnnualReturnYear05	14.60%
10 Years	rr_AverageAnnualReturnYear10	13.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
PVC Contract Funds Prospectus | LargeCap S&P 500 Managed Volatility Index Account
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	LARGECAP S&P 500 MANAGED VOLATILITY INDEX ACCOUNT
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Account seeks long-term growth of capital, with an emphasis on managing volatility.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Account
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Account. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio turnover rate was 8.9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.90%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") 500 Index (the "Index") at the time of each purchase. The Account will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated. The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe, which include growth and value stocks. As of December 31, 2020, the market capitalization range of the Index was between approximately $3.2 billion and $2.3 trillion. The index is rebalanced quarterly.
In part, the Account employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Account typically employs a replication strategy which involves investing in all the securities that make up the Index, in the same proportion as the Index. The Account also uses derivative strategies and exchange-traded funds ("ETFs"). A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, this portion of the Account invests in index futures and ETFs on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.
The Account also employs an active volatility management strategy that buys vertical put spreads and vertical call spreads on the S&P 500 Index, S&P 500 Index futures, and an S&P 500 Index ETF. Vertical spreads are the simultaneous purchase and sale of two options of the same type with the same expiration date but two different strike prices. The strike price is the fixed price at which the owner of the option can buy (in the case of a call), or sell (in the case of a put), the underlying security. This strategy seeks to produce gains regardless of the directional movement of the S&P 500 Index and mitigate volatility.
Note:    “Standard & Poor's 500" and "S&P 500®" are trademarks of S&P Global and have been licensed by PGI. The Account is not sponsored, endorsed, sold, or promoted by S&P Global and S&P Global makes no representation regarding the advisability of investing in the Account.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Account may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Account and increase transaction costs.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (“ETF”)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
		Volatility Mitigation Risk. Volatility mitigation strategies may increase fund transaction costs, which could increase losses or reduce gains. These strategies may not protect the fund from market declines and may reduce the fund’s participation in market gains.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.
Life of Account returns are measured from the date the Account's shares were first sold (October 31, 2013).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	19.15%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(18.53)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
PVC Contract Funds Prospectus | LargeCap S&P 500 Managed Volatility Index Account | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.36%
5 Years	rr_AverageAnnualReturnYear05	15.21%
Since Inception	rr_AverageAnnualReturnSinceInception	13.46%
PVC Contract Funds Prospectus | LargeCap S&P 500 Managed Volatility Index Account | LargeCap S&P 500 Managed Volatility Index Account, Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 48
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	151
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	263
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 591
Annual Return 2014	rr_AnnualReturn2014	11.77%
Annual Return 2015	rr_AnnualReturn2015	0.83%
Annual Return 2016	rr_AnnualReturn2016	10.33%
Annual Return 2017	rr_AnnualReturn2017	19.55%
Annual Return 2018	rr_AnnualReturn2018	(3.73%)
Annual Return 2019	rr_AnnualReturn2019	28.92%
Annual Return 2020	rr_AnnualReturn2020	16.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.53%)
Label	rr_AverageAnnualReturnLabel	LargeCap S&P 500 Managed Volatility Index Account - Class 1
1 Year	rr_AverageAnnualReturnYear01	16.67%
5 Years	rr_AverageAnnualReturnYear05	13.82%
Since Inception	rr_AverageAnnualReturnSinceInception	12.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013
PVC Contract Funds Prospectus | MidCap Account
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	MIDCAP ACCOUNT
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Account seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Account
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Account. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 12.2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.20%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Account, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap® Index (as of December 31, 2020, this range was between approximately $831.2 million and $58.5 billion). The Account also invests in foreign securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account’s Class 1 performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account’s Class 1 performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	24.91%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(23.86)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
PVC Contract Funds Prospectus | MidCap Account | Russell Midcap Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.06%
5 Years	rr_AverageAnnualReturnYear05	13.39%
10 Years	rr_AverageAnnualReturnYear10	12.41%
PVC Contract Funds Prospectus | MidCap Account | MidCap Account Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	173
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	302
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 677
Annual Return 2011	rr_AnnualReturn2011	8.29%
Annual Return 2012	rr_AnnualReturn2012	19.44%
Annual Return 2013	rr_AnnualReturn2013	33.93%
Annual Return 2014	rr_AnnualReturn2014	12.99%
Annual Return 2015	rr_AnnualReturn2015	1.64%
Annual Return 2016	rr_AnnualReturn2016	10.37%
Annual Return 2017	rr_AnnualReturn2017	25.51%
Annual Return 2018	rr_AnnualReturn2018	(6.55%)
Annual Return 2019	rr_AnnualReturn2019	43.10%
Annual Return 2020	rr_AnnualReturn2020	18.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.86%)
Label	rr_AverageAnnualReturnLabel	MidCap Account - Class 1
1 Year	rr_AverageAnnualReturnYear01	18.33%
5 Years	rr_AverageAnnualReturnYear05	17.00%
10 Years	rr_AverageAnnualReturnYear10	15.87%
PVC Contract Funds Prospectus | MidCap Account | MidCap Account Class 2
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 978
Label	rr_AverageAnnualReturnLabel	MidCap Account - Class 2
1 Year	rr_AverageAnnualReturnYear01	18.07%
5 Years	rr_AverageAnnualReturnYear05	16.71%
10 Years	rr_AverageAnnualReturnYear10	15.58%
PVC Contract Funds Prospectus | Principal Capital Appreciation Account
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Account seeks to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Account
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Account. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio turnover rate was 36.5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.50%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Account invests primarily in equity securities of companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. Those managing the Account's investments seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Account’s Class 1 performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account’s Class 1 performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	19.79%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(19.40)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
PVC Contract Funds Prospectus | Principal Capital Appreciation Account | Russell 3000 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	20.84%
5 Years	rr_AverageAnnualReturnYear05	15.43%
10 Years	rr_AverageAnnualReturnYear10	13.79%
PVC Contract Funds Prospectus | Principal Capital Appreciation Account | Principal Capital Appreciation Account Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.62%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 786
Annual Return 2011	rr_AnnualReturn2011	0.13%
Annual Return 2012	rr_AnnualReturn2012	13.83%
Annual Return 2013	rr_AnnualReturn2013	32.65%
Annual Return 2014	rr_AnnualReturn2014	12.45%
Annual Return 2015	rr_AnnualReturn2015	2.18%
Annual Return 2016	rr_AnnualReturn2016	9.11%
Annual Return 2017	rr_AnnualReturn2017	20.75%
Annual Return 2018	rr_AnnualReturn2018	(3.41%)
Annual Return 2019	rr_AnnualReturn2019	32.49%
Annual Return 2020	rr_AnnualReturn2020	18.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.40%)
Label	rr_AverageAnnualReturnLabel	Principal Capital Appreciation Account - Class 1
1 Year	rr_AverageAnnualReturnYear01	18.72%
5 Years	rr_AverageAnnualReturnYear05	14.89%
10 Years	rr_AverageAnnualReturnYear10	13.27%
PVC Contract Funds Prospectus | Principal Capital Appreciation Account | Principal Capital Appreciation Account Class 2
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.62%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,084
Label	rr_AverageAnnualReturnLabel	Principal Capital Appreciation Account - Class 2
1 Year	rr_AverageAnnualReturnYear01	18.44%
5 Years	rr_AverageAnnualReturnYear05	14.60%
10 Years	rr_AverageAnnualReturnYear10	12.99%
PVC Contract Funds Prospectus | Principal Lifetime Strategic Income Account
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Account seeks current income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and as a secondary objective, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Account
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Account. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Account and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the performance of the Account and the underlying funds. During its most recent fiscal year, the Account's portfolio turnover rate was 68.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.60%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Account invests according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The Account's asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65. The Account is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Account is designed to moderate overall price volatility. The Account may add, remove, or substitute underlying funds at any time.
The Account is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Account may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Account or changes in market forces or Account circumstances.
In selecting underlying funds and target weights, the Account considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Account must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies, securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Account shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Account invests ("underlying funds"). The Account's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Account's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Account entails potential conflicts of interest: the Account invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Account assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Account's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	8.47%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(5.87)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
PVC Contract Funds Prospectus | Principal Lifetime Strategic Income Account | S&P Target Date Retirement Income Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	8.79%
5 Years	rr_AverageAnnualReturnYear05	6.49%
10 Years	rr_AverageAnnualReturnYear10	5.47%
PVC Contract Funds Prospectus | Principal Lifetime Strategic Income Account | Principal LifeTime Strategic Income Account Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 616
Annual Return 2011	rr_AnnualReturn2011	3.52%
Annual Return 2012	rr_AnnualReturn2012	9.65%
Annual Return 2013	rr_AnnualReturn2013	5.11%
Annual Return 2014	rr_AnnualReturn2014	4.57%
Annual Return 2015	rr_AnnualReturn2015	(0.95%)
Annual Return 2016	rr_AnnualReturn2016	4.77%
Annual Return 2017	rr_AnnualReturn2017	8.76%
Annual Return 2018	rr_AnnualReturn2018	(3.00%)
Annual Return 2019	rr_AnnualReturn2019	12.46%
Annual Return 2020	rr_AnnualReturn2020	10.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.87%)
Label	rr_AverageAnnualReturnLabel	Principal LifeTime Strategic Income Account - Class 1
1 Year	rr_AverageAnnualReturnYear01	10.30%
5 Years	rr_AverageAnnualReturnYear05	6.51%
10 Years	rr_AverageAnnualReturnYear10	5.41%
PVC Contract Funds Prospectus | Principal Lifetime 2010 Account
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2010 ACCOUNT
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Account seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Account
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Account. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Account and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the performance of the Account and the underlying funds. During its most recent fiscal year, the Account's portfolio turnover rate was 71.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.60%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Account operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Account’s name. The Account is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Account is designed to moderate overall price volatility. The Account may add, remove, or substitute underlying funds at any time.
The Account is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Account may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Account or changes in market forces or Account circumstances.
In selecting underlying funds and target weights, the Account considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Account must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies, securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Account's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Account. At that time, the Account may be combined with the Principal LifeTime Strategic Income Account if the Board of Directors determines that the combination is in the best interests of Account shareholders. It is expected that at the target date in the Account’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Account shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Account invests ("underlying funds"). The Account's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Account's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Account entails potential conflicts of interest: the Account invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Account assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Account's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	10.11%
Lowest return for a quarter during the period of the bar chart above:	Q3 2011	(7.94)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
PVC Contract Funds Prospectus | Principal Lifetime 2010 Account | S&P Target Date 2010 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2010 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.93%
5 Years	rr_AverageAnnualReturnYear05	7.21%
10 Years	rr_AverageAnnualReturnYear10	6.15%
PVC Contract Funds Prospectus | Principal Lifetime 2010 Account | Principal LifeTime 2010 Account Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 628
Annual Return 2011	rr_AnnualReturn2011	1.44%
Annual Return 2012	rr_AnnualReturn2012	11.79%
Annual Return 2013	rr_AnnualReturn2013	10.81%
Annual Return 2014	rr_AnnualReturn2014	4.81%
Annual Return 2015	rr_AnnualReturn2015	(1.17%)
Annual Return 2016	rr_AnnualReturn2016	5.25%
Annual Return 2017	rr_AnnualReturn2017	11.42%
Annual Return 2018	rr_AnnualReturn2018	(3.87%)
Annual Return 2019	rr_AnnualReturn2019	14.10%
Annual Return 2020	rr_AnnualReturn2020	11.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.94%)
Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2010 Account - Class 1
1 Year	rr_AverageAnnualReturnYear01	11.40%
5 Years	rr_AverageAnnualReturnYear05	7.46%
10 Years	rr_AverageAnnualReturnYear10	6.43%
PVC Contract Funds Prospectus | Principal Lifetime 2020 Account
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2020 ACCOUNT
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Account seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Account
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Account. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Account and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the performance of the Account and the underlying funds. During its most recent fiscal year, the Account's portfolio turnover rate was 53.4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.40%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Account operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Account’s name. The Account is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Account is designed to moderate overall price volatility. The Account may add, remove, or substitute underlying funds at any time.
The Account is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Account may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Account or changes in market forces or Account circumstances.
In selecting underlying funds and target weights, the Account considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Account must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Account's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Account. At that time, the Account may be combined with the Principal LifeTime Strategic Income Account if the Board of Directors determines that the combination is in the best interests of Account shareholders. It is expected that at the target date in the Account’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Account shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Account invests ("underlying funds"). The Account's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Account's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Account entails potential conflicts of interest: the Account invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Account assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Account's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	12.53%
Lowest return for a quarter during the period of the bar chart above:	Q3 2011	(12.46)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
PVC Contract Funds Prospectus | Principal Lifetime 2020 Account | S&P Target Date 2020 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.22%
5 Years	rr_AverageAnnualReturnYear05	8.28%
10 Years	rr_AverageAnnualReturnYear10	7.29%
PVC Contract Funds Prospectus | Principal Lifetime 2020 Account | Principal LifeTime 2020 Account Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	170
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 665
Annual Return 2011	rr_AnnualReturn2011	(1.07%)
Annual Return 2012	rr_AnnualReturn2012	14.76%
Annual Return 2013	rr_AnnualReturn2013	15.97%
Annual Return 2014	rr_AnnualReturn2014	5.75%
Annual Return 2015	rr_AnnualReturn2015	(1.13%)
Annual Return 2016	rr_AnnualReturn2016	5.76%
Annual Return 2017	rr_AnnualReturn2017	15.00%
Annual Return 2018	rr_AnnualReturn2018	(5.40%)
Annual Return 2019	rr_AnnualReturn2019	18.12%
Annual Return 2020	rr_AnnualReturn2020	12.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.46%)
Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2020 Account - Class 1
1 Year	rr_AverageAnnualReturnYear01	12.89%
5 Years	rr_AverageAnnualReturnYear05	8.94%
10 Years	rr_AverageAnnualReturnYear10	7.76%
PVC Contract Funds Prospectus | Principal Lifetime 2030 Account
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2030 ACCOUNT
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Account seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Account
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Account. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Account and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the performance of the Account and the underlying funds. During its most recent fiscal year, the Account's portfolio turnover rate was 52.3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.30%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Account operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Account’s name. The Account is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Account is designed to moderate overall price volatility. The Account may add, remove, or substitute underlying funds at any time.
The Account is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Account may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Account or changes in market forces or Account circumstances.
In selecting underlying funds and target weights, the Account considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Account must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Account's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Account. At that time, the Account may be combined with the Principal LifeTime Strategic Income Account if the Board of Directors determines that the combination is in the best interests of Account shareholders. It is expected that at the target date in the Account's name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Account shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Account invests ("underlying funds"). The Account's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Account's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Account entails potential conflicts of interest: the Account invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Account assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Account's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Account may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Account and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	15.73%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(15.70)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
PVC Contract Funds Prospectus | Principal Lifetime 2030 Account | S&P Target Date 2030 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.88%
5 Years	rr_AverageAnnualReturnYear05	9.77%
10 Years	rr_AverageAnnualReturnYear10	8.41%
PVC Contract Funds Prospectus | Principal Lifetime 2030 Account | Principal LifeTime 2030 Account Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 726
Annual Return 2011	rr_AnnualReturn2011	(2.22%)
Annual Return 2012	rr_AnnualReturn2012	15.58%
Annual Return 2013	rr_AnnualReturn2013	18.96%
Annual Return 2014	rr_AnnualReturn2014	6.06%
Annual Return 2015	rr_AnnualReturn2015	(1.05%)
Annual Return 2016	rr_AnnualReturn2016	5.87%
Annual Return 2017	rr_AnnualReturn2017	18.26%
Annual Return 2018	rr_AnnualReturn2018	(7.06%)
Annual Return 2019	rr_AnnualReturn2019	22.01%
Annual Return 2020	rr_AnnualReturn2020	14.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.70%)
Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2030 Account - Class 1
1 Year	rr_AverageAnnualReturnYear01	14.89%
5 Years	rr_AverageAnnualReturnYear05	10.28%
10 Years	rr_AverageAnnualReturnYear10	8.69%
PVC Contract Funds Prospectus | Principal Lifetime 2040 Account
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2040 ACCOUNT
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Account seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Account
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Account. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Account and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the performance of the Account and the underlying funds. During its most recent fiscal year, the Account's portfolio turnover rate was 38.9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.90%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Account operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Account’s name. The Account is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Account is designed to moderate overall price volatility. The Account may add, remove, or substitute underlying funds at any time.
The Account is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Account may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Account or changes in market forces or Account circumstances.
In selecting underlying funds and target weights, the Account considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Account must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Account's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Account. At that time, the Account may be combined with the Principal LifeTime Strategic Income Account if the Board of Directors determines that the combination is in the best interests of Account shareholders. It is expected that at the target date in the Account’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Account shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Account invests ("underlying funds"). The Account's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Account's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Account entails potential conflicts of interest: the Account invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Account assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Account's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Account may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Account and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	18.06%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(18.74)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
PVC Contract Funds Prospectus | Principal Lifetime 2040 Account | S&P Target Date 2040 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.34%
5 Years	rr_AverageAnnualReturnYear05	10.95%
10 Years	rr_AverageAnnualReturnYear10	9.26%
PVC Contract Funds Prospectus | Principal Lifetime 2040 Account | Principal LifeTime 2040 Account Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 786
Annual Return 2011	rr_AnnualReturn2011	(3.18%)
Annual Return 2012	rr_AnnualReturn2012	16.71%
Annual Return 2013	rr_AnnualReturn2013	22.42%
Annual Return 2014	rr_AnnualReturn2014	6.21%
Annual Return 2015	rr_AnnualReturn2015	(0.85%)
Annual Return 2016	rr_AnnualReturn2016	5.45%
Annual Return 2017	rr_AnnualReturn2017	20.68%
Annual Return 2018	rr_AnnualReturn2018	(7.85%)
Annual Return 2019	rr_AnnualReturn2019	24.74%
Annual Return 2020	rr_AnnualReturn2020	16.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.74%)
Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2040 Account - Class 1
1 Year	rr_AverageAnnualReturnYear01	16.11%
5 Years	rr_AverageAnnualReturnYear05	11.18%
10 Years	rr_AverageAnnualReturnYear10	9.48%
PVC Contract Funds Prospectus | Principal Lifetime 2050 Account
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2050 ACCOUNT
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Account seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Account
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Account. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Account and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the performance of the Account and the underlying funds. During its most recent fiscal year, the Account's portfolio turnover rate was 32.8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.80%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Account operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Account’s name. The Account is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Account is designed to moderate overall price volatility. The Account may add, remove, or substitute underlying funds at any time.
The Account is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Account may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Account or changes in market forces or Account circumstances.
In selecting underlying funds and target weights, the Account considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Account must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Account's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Account. At that time, the Account may be combined with the Principal LifeTime Strategic Income Account if the Board of Directors determines that the combination is in the best interests of Account shareholders. It is expected that at the target date in the Account’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Account shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Account invests ("underlying funds"). The Account's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Account's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Account entails potential conflicts of interest: the Account invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Account assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Account's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Account may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Account and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	19.68%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(20.78)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
PVC Contract Funds Prospectus | Principal Lifetime 2050 Account | S&P Target Date 2050 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.83%
5 Years	rr_AverageAnnualReturnYear05	11.44%
10 Years	rr_AverageAnnualReturnYear10	9.67%
PVC Contract Funds Prospectus | Principal Lifetime 2050 Account | Principal LifeTime 2050 Account Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 835
Annual Return 2011	rr_AnnualReturn2011	(3.94%)
Annual Return 2012	rr_AnnualReturn2012	17.07%
Annual Return 2013	rr_AnnualReturn2013	23.72%
Annual Return 2014	rr_AnnualReturn2014	6.21%
Annual Return 2015	rr_AnnualReturn2015	(0.69%)
Annual Return 2016	rr_AnnualReturn2016	5.58%
Annual Return 2017	rr_AnnualReturn2017	22.14%
Annual Return 2018	rr_AnnualReturn2018	(8.64%)
Annual Return 2019	rr_AnnualReturn2019	26.39%
Annual Return 2020	rr_AnnualReturn2020	16.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.78%)
Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2050 Account - Class 1
1 Year	rr_AverageAnnualReturnYear01	16.68%
5 Years	rr_AverageAnnualReturnYear05	11.68%
10 Years	rr_AverageAnnualReturnYear10	9.81%
PVC Contract Funds Prospectus | Principal Lifetime 2060 Account
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2060 ACCOUNT
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Account seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Account
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Account. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Account and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the performance of the Account and the underlying funds. During its most recent fiscal year, the Account's portfolio turnover rate was 58.8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.80%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Account operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Account’s name. The Account is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Account is designed to moderate overall price volatility. The Account may add, remove, or substitute underlying funds at any time.
The Account is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Account may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Account or changes in market forces or Account circumstances.
In selecting underlying funds and target weights, the Account considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Account must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Account's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Account. At that time, the Account may be combined with the Principal LifeTime Strategic Income Account if the Board of Directors determines that the combination is in the best interests of Account shareholders. It is expected that at the target date in the Account’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Account shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Account invests ("underlying funds"). The Account's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Account's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Account entails potential conflicts of interest: the Account invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Account assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Account's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Account may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Account and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.
Life of Account returns are measured from the date the Account's shares were first sold (May 1, 2013).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	20.23%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(21.87)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
PVC Contract Funds Prospectus | Principal Lifetime 2060 Account | S&P Target Date 2060 Plus Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2060+ Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.96%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	10.09%
PVC Contract Funds Prospectus | Principal Lifetime 2060 Account | Principal LifeTime 2060 Account Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.73%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 906
Annual Return 2014	rr_AnnualReturn2014	5.58%
Annual Return 2015	rr_AnnualReturn2015	(0.75%)
Annual Return 2016	rr_AnnualReturn2016	5.52%
Annual Return 2017	rr_AnnualReturn2017	22.74%
Annual Return 2018	rr_AnnualReturn2018	(9.25%)
Annual Return 2019	rr_AnnualReturn2019	27.24%
Annual Return 2020	rr_AnnualReturn2020	16.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.87%)
Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2060 Account - Class 1
1 Year	rr_AverageAnnualReturnYear01	16.58%
5 Years	rr_AverageAnnualReturnYear05	11.76%
Since Inception	rr_AverageAnnualReturnSinceInception	10.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2013
PVC Contract Funds Prospectus | Real Estate Securities Account
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	REAL ESTATE SECURITIES ACCOUNT
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Account seeks to generate a total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Account
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Account. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 35.4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.40%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase. A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry, including building supply manufacturers, mortgage lenders and mortgage servicing companies.
REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.
The Account invests in equity securities regardless of market capitalization (small, medium or large). The Account concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.
The Account is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Account's share price than would occur in a more diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase. A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
•Real Estate. A fund concentrating in the real estate industry is subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts.
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account’s Class 1 performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account’s Class 1 performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q1 2019	17.53%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(22.98)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
PVC Contract Funds Prospectus | Real Estate Securities Account | MSCI US REIT Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(7.56%)
5 Years	rr_AverageAnnualReturnYear05	4.84%
10 Years	rr_AverageAnnualReturnYear10	8.30%
PVC Contract Funds Prospectus | Real Estate Securities Account | Real Estate Securities Account Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,025
Annual Return 2011	rr_AnnualReturn2011	8.93%
Annual Return 2012	rr_AnnualReturn2012	17.17%
Annual Return 2013	rr_AnnualReturn2013	4.10%
Annual Return 2014	rr_AnnualReturn2014	32.82%
Annual Return 2015	rr_AnnualReturn2015	4.21%
Annual Return 2016	rr_AnnualReturn2016	5.85%
Annual Return 2017	rr_AnnualReturn2017	9.19%
Annual Return 2018	rr_AnnualReturn2018	(4.21%)
Annual Return 2019	rr_AnnualReturn2019	31.26%
Annual Return 2020	rr_AnnualReturn2020	(3.42%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.98%)
Label	rr_AverageAnnualReturnLabel	Real Estate Securities Account - Class 1
1 Year	rr_AverageAnnualReturnYear01	(3.42%)
5 Years	rr_AverageAnnualReturnYear05	7.01%
10 Years	rr_AverageAnnualReturnYear10	9.95%
PVC Contract Funds Prospectus | Real Estate Securities Account | Real Estate Securities Account Class 2
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,317
Label	rr_AverageAnnualReturnLabel	Real Estate Securities Account - Class 2
1 Year	rr_AverageAnnualReturnYear01	(3.65%)
5 Years	rr_AverageAnnualReturnYear05	6.74%
10 Years	rr_AverageAnnualReturnYear10	9.68%
PVC Contract Funds Prospectus | Strategic Asset Management Balanced Portfolio Account
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SAM (STRATEGIC ASSET MANAGEMENT) BALANCED PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Account
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Account. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Account and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the performance of the Account and the underlying funds. During its most recent fiscal year, the Account's portfolio turnover rate was 18.9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.90%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., PVC, and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Portfolio generally invests:
•between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; such funds generally invest in fixed-income instruments such as securitized products and corporate bonds;
•between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies, including small, medium, and large market capitalization companies, and growth and value stock; and
•less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The Portfolio may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Portfolio changes with the value of the Portfolio's investments. Many factors affect that value, and it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Account shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Account invests ("underlying funds"). The Account's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Account's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Account entails potential conflicts of interest: the Account invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Account assets to underlying funds from which they receive higher fees.
Principal Risks due to the Portfolio's Investments in Underlying Funds
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
		Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Account’s Class 1 performance from year to year. The table shows how the Account’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account’s Class 1 performance from year to year. The table shows how the Account’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index is also shown. The weightings for SAM Balanced Blended Index are 45% Russell 3000® Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index, and 15% MSCI EAFE Index NTR.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	13.19%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(15.32)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index is also shown. The weightings for SAM Balanced Blended Index are 45% Russell 3000® Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index, and 15% MSCI EAFE Index NTR.
PVC Contract Funds Prospectus | Strategic Asset Management Balanced Portfolio Account | Bloomberg Barclays U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.49%
5 Years	rr_AverageAnnualReturnYear05	4.43%
10 Years	rr_AverageAnnualReturnYear10	3.84%
PVC Contract Funds Prospectus | Strategic Asset Management Balanced Portfolio Account | MSCI EAFE Index NTR
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
1 Year	rr_AverageAnnualReturnYear01	7.80%
5 Years	rr_AverageAnnualReturnYear05	7.45%
10 Years	rr_AverageAnnualReturnYear10	5.51%
PVC Contract Funds Prospectus | Strategic Asset Management Balanced Portfolio Account | Russell 3000 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	20.84%
5 Years	rr_AverageAnnualReturnYear05	15.43%
10 Years	rr_AverageAnnualReturnYear10	13.79%
PVC Contract Funds Prospectus | Strategic Asset Management Balanced Portfolio Account | SAM Balanced Blended Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	SAM Balanced Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	14.29%
5 Years	rr_AverageAnnualReturnYear05	10.08%
10 Years	rr_AverageAnnualReturnYear10	8.78%
PVC Contract Funds Prospectus | Strategic Asset Management Balanced Portfolio Account | Strategic Asset Management Balanced Portfolio Account Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.23%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930
Annual Return 2011	rr_AnnualReturn2011	0.99%
Annual Return 2012	rr_AnnualReturn2012	12.75%
Annual Return 2013	rr_AnnualReturn2013	17.68%
Annual Return 2014	rr_AnnualReturn2014	6.82%
Annual Return 2015	rr_AnnualReturn2015	(0.81%)
Annual Return 2016	rr_AnnualReturn2016	6.82%
Annual Return 2017	rr_AnnualReturn2017	15.21%
Annual Return 2018	rr_AnnualReturn2018	(5.04%)
Annual Return 2019	rr_AnnualReturn2019	20.01%
Annual Return 2020	rr_AnnualReturn2020	11.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.32%)
Label	rr_AverageAnnualReturnLabel	SAM Balanced Portfolio - Class 1
1 Year	rr_AverageAnnualReturnYear01	11.28%
5 Years	rr_AverageAnnualReturnYear05	9.31%
10 Years	rr_AverageAnnualReturnYear10	8.28%
PVC Contract Funds Prospectus | Strategic Asset Management Balanced Portfolio Account | Strategic Asset Management Balanced Portfolio Account Class 2
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.23%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,225
Label	rr_AverageAnnualReturnLabel	SAM Balanced Portfolio - Class 2
1 Year	rr_AverageAnnualReturnYear01	10.96%
5 Years	rr_AverageAnnualReturnYear05	9.04%
10 Years	rr_AverageAnnualReturnYear10	8.01%
PVC Contract Funds Prospectus | Strategic Asset Management Conservative Balanced Portfoilio Account
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE BALANCED PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Account
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Account. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Account and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the performance of the Account and the underlying funds. During its most recent fiscal year, the Account's portfolio turnover rate was 23.4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.40%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., PVC, and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Portfolio generally invests:
•between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; such funds generally invest in fixed-income instruments such as high yield securities (or “junk” bonds), securitized products and corporate bonds;
•between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies, including small, medium and large market capitalization companies, and growth and value stock; and
•less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The Portfolio may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Portfolio changes with the value of the Portfolio's investments. Many factors affect that value, and it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Account shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Account invests ("underlying funds"). The Account's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Account's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Account entails potential conflicts of interest: the Account invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Account assets to underlying funds from which they receive higher fees.
Principal Risks due to the Portfolio's Investments in Underlying Funds
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
		Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Account’s Class 1 performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account’s Class 1 performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index is also shown. The weightings for SAM Conservative Balanced Blended Index are 60% Bloomberg Barclays U.S. Aggregate Bond Index, 30% Russell 3000® Index, and 10% MSCI EAFE Index NTR.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	10.38%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(11.48)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index is also shown. The weightings for SAM Conservative Balanced Blended Index are 60% Bloomberg Barclays U.S. Aggregate Bond Index, 30% Russell 3000® Index, and 10% MSCI EAFE Index NTR.
PVC Contract Funds Prospectus | Strategic Asset Management Conservative Balanced Portfoilio Account | Bloomberg Barclays U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.49%
5 Years	rr_AverageAnnualReturnYear05	4.43%
10 Years	rr_AverageAnnualReturnYear10	3.84%
PVC Contract Funds Prospectus | Strategic Asset Management Conservative Balanced Portfoilio Account | MSCI EAFE Index NTR
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
1 Year	rr_AverageAnnualReturnYear01	7.80%
5 Years	rr_AverageAnnualReturnYear05	7.45%
10 Years	rr_AverageAnnualReturnYear10	5.51%
PVC Contract Funds Prospectus | Strategic Asset Management Conservative Balanced Portfoilio Account | Russell 3000 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	20.84%
5 Years	rr_AverageAnnualReturnYear05	15.43%
10 Years	rr_AverageAnnualReturnYear10	13.79%
PVC Contract Funds Prospectus | Strategic Asset Management Conservative Balanced Portfoilio Account | SAM Conservative Balanced Blended Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	SAM Conservative Balanced Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.26%
5 Years	rr_AverageAnnualReturnYear05	8.28%
10 Years	rr_AverageAnnualReturnYear10	7.20%
PVC Contract Funds Prospectus | Strategic Asset Management Conservative Balanced Portfoilio Account | Strategic Asset Management Conservative Balanced Portfolio Account Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.23%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 942
Annual Return 2011	rr_AnnualReturn2011	2.29%
Annual Return 2012	rr_AnnualReturn2012	11.19%
Annual Return 2013	rr_AnnualReturn2013	11.53%
Annual Return 2014	rr_AnnualReturn2014	6.22%
Annual Return 2015	rr_AnnualReturn2015	(0.78%)
Annual Return 2016	rr_AnnualReturn2016	6.37%
Annual Return 2017	rr_AnnualReturn2017	11.46%
Annual Return 2018	rr_AnnualReturn2018	(3.49%)
Annual Return 2019	rr_AnnualReturn2019	15.88%
Annual Return 2020	rr_AnnualReturn2020	9.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.48%)
Label	rr_AverageAnnualReturnLabel	SAM Conservative Balanced Portfolio - Class 1
1 Year	rr_AverageAnnualReturnYear01	9.60%
5 Years	rr_AverageAnnualReturnYear05	7.76%
10 Years	rr_AverageAnnualReturnYear10	6.87%
PVC Contract Funds Prospectus | Strategic Asset Management Conservative Balanced Portfoilio Account | Strategic Asset Management Conservative Balanced Portfolio Account Class 2
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.23%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,236
Label	rr_AverageAnnualReturnLabel	SAM Conservative Balanced Portfolio - Class 2
1 Year	rr_AverageAnnualReturnYear01	9.25%
5 Years	rr_AverageAnnualReturnYear05	7.47%
10 Years	rr_AverageAnnualReturnYear10	6.59%
PVC Contract Funds Prospectus | Strategic Asset Management Conservative Growth Portfolio Account
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE GROWTH PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Account
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Account. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Account and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the performance of the Account and the underlying funds. During its most recent fiscal year, the Account's portfolio turnover rate was 20.7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.70%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., PVC, and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Portfolio generally invests:
•between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund; such funds generally invest in fixed-income instruments such as corporate bonds;
•between 60% and 100% of its assets in equity funds, and less than 40% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies (including in emerging markets), including small, medium, and large market capitalization companies, and growth and value stock; and
•less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The Portfolio may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Portfolio changes with the value of the Portfolio's investments. Many factors affect that value, and it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Account shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Account invests ("underlying funds"). The Account's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Account's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Account entails potential conflicts of interest: the Account invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Account assets to underlying funds from which they receive higher fees.
Principal Risks due to the Portfolio's Investments in Underlying Funds
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
		Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Account’s Class 1 performance from year to year. The table shows how the Account’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account’s Class 1 performance from year to year. The table shows how the Account’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index is also shown. The weightings for SAM Conservative Growth Blended Index are 60% Russell 3000® Index, 20% Bloomberg Barclays U.S. Aggregate Bond Index and 20% MSCI EAFE Index NTR.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	16.04%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(19.01)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index is also shown. The weightings for SAM Conservative Growth Blended Index are 60% Russell 3000® Index, 20% Bloomberg Barclays U.S. Aggregate Bond Index and 20% MSCI EAFE Index NTR.
PVC Contract Funds Prospectus | Strategic Asset Management Conservative Growth Portfolio Account | Bloomberg Barclays U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.49%
5 Years	rr_AverageAnnualReturnYear05	4.43%
10 Years	rr_AverageAnnualReturnYear10	3.84%
PVC Contract Funds Prospectus | Strategic Asset Management Conservative Growth Portfolio Account | MSCI EAFE Index NTR
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
1 Year	rr_AverageAnnualReturnYear01	7.80%
5 Years	rr_AverageAnnualReturnYear05	7.45%
10 Years	rr_AverageAnnualReturnYear10	5.51%
PVC Contract Funds Prospectus | Strategic Asset Management Conservative Growth Portfolio Account | Russell 3000 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	20.84%
5 Years	rr_AverageAnnualReturnYear05	15.43%
10 Years	rr_AverageAnnualReturnYear10	13.79%
PVC Contract Funds Prospectus | Strategic Asset Management Conservative Growth Portfolio Account | SAM Conservative Growth Blended Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	SAM Conservative Growth Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.04%
5 Years	rr_AverageAnnualReturnYear05	11.81%
10 Years	rr_AverageAnnualReturnYear10	10.29%
PVC Contract Funds Prospectus | Strategic Asset Management Conservative Growth Portfolio Account | Strategic Asset Management Conservative Growth Portfolio Account Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.23%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 954
Annual Return 2011	rr_AnnualReturn2011	(0.45%)
Annual Return 2012	rr_AnnualReturn2012	14.18%
Annual Return 2013	rr_AnnualReturn2013	23.07%
Annual Return 2014	rr_AnnualReturn2014	7.43%
Annual Return 2015	rr_AnnualReturn2015	(1.09%)
Annual Return 2016	rr_AnnualReturn2016	7.00%
Annual Return 2017	rr_AnnualReturn2017	19.78%
Annual Return 2018	rr_AnnualReturn2018	(6.62%)
Annual Return 2019	rr_AnnualReturn2019	24.06%
Annual Return 2020	rr_AnnualReturn2020	12.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.01%)
Label	rr_AverageAnnualReturnLabel	SAM Conservative Growth Portfolio - Class 1
1 Year	rr_AverageAnnualReturnYear01	12.95%
5 Years	rr_AverageAnnualReturnYear05	10.89%
10 Years	rr_AverageAnnualReturnYear10	9.56%
PVC Contract Funds Prospectus | Strategic Asset Management Conservative Growth Portfolio Account | Strategic Asset Management Conservative Growth Portfolio Account Class 2
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.23%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,248
Label	rr_AverageAnnualReturnLabel	SAM Conservative Growth Portfolio - Class 2
1 Year	rr_AverageAnnualReturnYear01	12.68%
5 Years	rr_AverageAnnualReturnYear05	10.62%
10 Years	rr_AverageAnnualReturnYear10	9.29%
PVC Contract Funds Prospectus | Strategic Asset Management Flexible Income Portfolio Account
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SAM (STRATEGIC ASSET MANAGEMENT) FLEXIBLE INCOME PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Account
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Account. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Account and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the performance of the Account and the underlying funds. During its most recent fiscal year, the Account's portfolio turnover rate was 38.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.60%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., PVC, and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Portfolio generally invests:
•between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; such funds generally invest in fixed-income instruments such as high yield securities (or “junk” bonds), securitized products and corporate bonds;
•between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies, including small, medium and large market capitalization companies, and growth and value stock; and
•less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The Portfolio may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Portfolio changes with the value of the Portfolio's investments. Many factors affect that value, and it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Account shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Account invests ("underlying funds"). The Account's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Account's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Account entails potential conflicts of interest: the Account invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Account assets to underlying funds from which they receive higher fees.
Principal Risks due to the Portfolio's Investments in Underlying Funds
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
		Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Account’s Class 1 performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account’s Class 1 performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index is also shown. The weightings for SAM Flexible Income Blended Index are 75% Bloomberg Barclays U.S. Aggregate Bond Index, 20% Russell 3000® Index, and 5% MSCI EAFE Index NTR.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	7.83%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(8.66)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index is also shown. The weightings for SAM Flexible Income Blended Index are 75% Bloomberg Barclays U.S. Aggregate Bond Index, 20% Russell 3000® Index, and 5% MSCI EAFE Index NTR.
PVC Contract Funds Prospectus | Strategic Asset Management Flexible Income Portfolio Account | Bloomberg Barclays U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.49%
5 Years	rr_AverageAnnualReturnYear05	4.43%
10 Years	rr_AverageAnnualReturnYear10	3.84%
PVC Contract Funds Prospectus | Strategic Asset Management Flexible Income Portfolio Account | MSCI EAFE Index NTR
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
1 Year	rr_AverageAnnualReturnYear01	7.80%
5 Years	rr_AverageAnnualReturnYear05	7.45%
10 Years	rr_AverageAnnualReturnYear10	5.51%
PVC Contract Funds Prospectus | Strategic Asset Management Flexible Income Portfolio Account | Russell 3000 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	20.84%
5 Years	rr_AverageAnnualReturnYear05	15.43%
10 Years	rr_AverageAnnualReturnYear10	13.79%
PVC Contract Funds Prospectus | Strategic Asset Management Flexible Income Portfolio Account | SAM Flexible Income Blended Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	SAM Flexible Income Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.74%
5 Years	rr_AverageAnnualReturnYear05	6.97%
10 Years	rr_AverageAnnualReturnYear10	6.07%
PVC Contract Funds Prospectus | Strategic Asset Management Flexible Income Portfolio Account | Strategic Asset Management Flexible Income Portfolio Account Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.23%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 894
Annual Return 2011	rr_AnnualReturn2011	3.39%
Annual Return 2012	rr_AnnualReturn2012	10.64%
Annual Return 2013	rr_AnnualReturn2013	7.75%
Annual Return 2014	rr_AnnualReturn2014	6.03%
Annual Return 2015	rr_AnnualReturn2015	(1.31%)
Annual Return 2016	rr_AnnualReturn2016	7.04%
Annual Return 2017	rr_AnnualReturn2017	8.41%
Annual Return 2018	rr_AnnualReturn2018	(1.97%)
Annual Return 2019	rr_AnnualReturn2019	13.25%
Annual Return 2020	rr_AnnualReturn2020	7.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.66%)
Label	rr_AverageAnnualReturnLabel	SAM Flexible Income Portfolio - Class 1
1 Year	rr_AverageAnnualReturnYear01	7.27%
5 Years	rr_AverageAnnualReturnYear05	6.68%
10 Years	rr_AverageAnnualReturnYear10	5.95%
PVC Contract Funds Prospectus | Strategic Asset Management Flexible Income Portfolio Account | Strategic Asset Management Flexible Income Portfolio Account Class 2
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.23%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,190
Label	rr_AverageAnnualReturnLabel	SAM Flexible Income Portfolio - Class 2
1 Year	rr_AverageAnnualReturnYear01	7.03%
5 Years	rr_AverageAnnualReturnYear05	6.42%
10 Years	rr_AverageAnnualReturnYear10	5.69%
PVC Contract Funds Prospectus | Strategic Asset Management Strategic Growth Portfolio Account
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SAM (STRATEGIC ASSET MANAGEMENT) STRATEGIC GROWTH PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Account
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Account. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Account and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the performance of the Account and the underlying funds. During its most recent fiscal year, the Account's portfolio turnover rate was 22.3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.30%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., PVC, and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Portfolio generally invests:
•between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies (including in emerging markets), including small, medium, and large market capitalization companies, and growth and value stock; and
•less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities or use alternative investment strategies that aim to offer diversification beyond traditional equity securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The Portfolio may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Portfolio changes with the value of the Portfolio's investments. Many factors affect that value, and it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Account shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Account invests ("underlying funds"). The Account's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Account's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Account entails potential conflicts of interest: the Account invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Account assets to underlying funds from which they receive higher fees.
Principal Risks due to the Portfolio's Investments in Underlying Funds
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
		Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Account’s Class 1 performance from year to year. The table shows how the Account’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account’s Class 1 performance from year to year. The table shows how the Account’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index is also shown. The weightings for SAM Strategic Growth Blended Index are 70% Russell 3000® Index, 25% MSCI EAFE Index NTR and 5% Bloomberg Barclays U.S. Aggregate Bond Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	19.27%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(22.11)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index is also shown. The weightings for SAM Strategic Growth Blended Index are 70% Russell 3000® Index, 25% MSCI EAFE Index NTR and 5% Bloomberg Barclays U.S. Aggregate Bond Index.
PVC Contract Funds Prospectus | Strategic Asset Management Strategic Growth Portfolio Account | Bloomberg Barclays U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.49%
5 Years	rr_AverageAnnualReturnYear05	4.43%
10 Years	rr_AverageAnnualReturnYear10	3.84%
PVC Contract Funds Prospectus | Strategic Asset Management Strategic Growth Portfolio Account | MSCI EAFE Index NTR
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
1 Year	rr_AverageAnnualReturnYear01	7.80%
5 Years	rr_AverageAnnualReturnYear05	7.45%
10 Years	rr_AverageAnnualReturnYear10	5.51%
PVC Contract Funds Prospectus | Strategic Asset Management Strategic Growth Portfolio Account | Russell 3000 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	20.84%
5 Years	rr_AverageAnnualReturnYear05	15.43%
10 Years	rr_AverageAnnualReturnYear10	13.79%
PVC Contract Funds Prospectus | Strategic Asset Management Strategic Growth Portfolio Account | SAM Strategic Growth Blended Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	SAM Strategic Growth Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.01%
5 Years	rr_AverageAnnualReturnYear05	12.94%
10 Years	rr_AverageAnnualReturnYear10	11.27%
PVC Contract Funds Prospectus | Strategic Asset Management Strategic Growth Portfolio Account | Strategic Asset Management Strategic Growth Portfolio Account Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.23%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,014
Annual Return 2011	rr_AnnualReturn2011	(1.90%)
Annual Return 2012	rr_AnnualReturn2012	15.52%
Annual Return 2013	rr_AnnualReturn2013	27.40%
Annual Return 2014	rr_AnnualReturn2014	8.68%
Annual Return 2015	rr_AnnualReturn2015	(1.62%)
Annual Return 2016	rr_AnnualReturn2016	6.15%
Annual Return 2017	rr_AnnualReturn2017	22.22%
Annual Return 2018	rr_AnnualReturn2018	(8.60%)
Annual Return 2019	rr_AnnualReturn2019	27.44%
Annual Return 2020	rr_AnnualReturn2020	15.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.11%)
Label	rr_AverageAnnualReturnLabel	SAM Strategic Growth Portfolio - Class 1
1 Year	rr_AverageAnnualReturnYear01	15.40%
5 Years	rr_AverageAnnualReturnYear05	11.77%
10 Years	rr_AverageAnnualReturnYear10	10.41%
PVC Contract Funds Prospectus | Strategic Asset Management Strategic Growth Portfolio Account | Strategic Asset Management Strategic Growth Portfolio Account Class 2
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.23%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,306
Label	rr_AverageAnnualReturnLabel	SAM Strategic Growth Portfolio - Class 2
1 Year	rr_AverageAnnualReturnYear01	15.13%
5 Years	rr_AverageAnnualReturnYear05	11.49%
10 Years	rr_AverageAnnualReturnYear10	10.13%
PVC Contract Funds Prospectus | Short-Term Income Account
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SHORT-TERM INCOME ACCOUNT
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Account seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Account
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Account. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio turnover rate was 73.7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.70%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Account seeks to achieve its investment objective by investing in a broad range of high-quality, fixed-income securities. The Account invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") (if securities are rated differently by S&P Global and Moody's, the highest rating is used; or, if unrated, in the opinion of those selecting such investments, are of comparable quality). The Account's investments also include corporate securities, government securities, and mortgage-backed and asset-backed securities (securitized products). The Account invests in foreign securities.
Under normal circumstances, the Account maintains an effective maturity of five years or less and an average portfolio duration that is within ±15% of the duration of the Bloomberg Barclays Credit 1-3 Year Index which as of December 31, 2020 was 1.84 years.
The Account invests in derivatives, including Treasury futures, to manage the fixed-income exposure. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
		U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	3.14%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(0.78)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
PVC Contract Funds Prospectus | Short-Term Income Account | Bloomberg Barclays Credit 1-3 Year Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays Credit 1-3 Year Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	3.68%
5 Years	rr_AverageAnnualReturnYear05	2.81%
10 Years	rr_AverageAnnualReturnYear10	2.29%
PVC Contract Funds Prospectus | Short-Term Income Account | Short-Term Income Account Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%	[10]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 48
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	151
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	263
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 591
Annual Return 2011	rr_AnnualReturn2011	1.37%
Annual Return 2012	rr_AnnualReturn2012	5.00%
Annual Return 2013	rr_AnnualReturn2013	1.14%
Annual Return 2014	rr_AnnualReturn2014	1.73%
Annual Return 2015	rr_AnnualReturn2015	0.71%
Annual Return 2016	rr_AnnualReturn2016	2.14%
Annual Return 2017	rr_AnnualReturn2017	2.39%
Annual Return 2018	rr_AnnualReturn2018	1.02%
Annual Return 2019	rr_AnnualReturn2019	4.70%
Annual Return 2020	rr_AnnualReturn2020	3.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.78%)
Label	rr_AverageAnnualReturnLabel	Short-Term Income Account - Class 1
1 Year	rr_AverageAnnualReturnYear01	3.36%
5 Years	rr_AverageAnnualReturnYear05	2.71%
10 Years	rr_AverageAnnualReturnYear10	2.34%
PVC Contract Funds Prospectus | SmallCap Account
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SMALLCAP ACCOUNT
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Account seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Account
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Account. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 38.8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.80%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. For this Account, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000® Index (as of December 31, 2020, this range was between approximately $43.0 million and $15.5 billion). Those managing the Account's investments seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Account.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Account’s Class 1 performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.
For periods prior to the inception date of Class 2 shares (February 17, 2015), the performance shown in the table for Class 2 shares is that of the Account's Class 1 shares, adjusted to reflect the fees and expenses of the Class 2 shares. These adjustments result in performance for such periods that is no higher than the historical performance of the Class 1 shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Account’s Class 1 performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Account will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	28.64%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(30.53)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
PVC Contract Funds Prospectus | SmallCap Account | Russell 2000 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	19.92%
5 Years	rr_AverageAnnualReturnYear05	13.25%
10 Years	rr_AverageAnnualReturnYear10	11.20%
PVC Contract Funds Prospectus | SmallCap Account | SmallCap Account Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.83%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,037
Annual Return 2011	rr_AnnualReturn2011	(1.47%)
Annual Return 2012	rr_AnnualReturn2012	14.71%
Annual Return 2013	rr_AnnualReturn2013	47.81%
Annual Return 2014	rr_AnnualReturn2014	4.89%
Annual Return 2015	rr_AnnualReturn2015	(0.10%)
Annual Return 2016	rr_AnnualReturn2016	17.39%
Annual Return 2017	rr_AnnualReturn2017	12.87%
Annual Return 2018	rr_AnnualReturn2018	(10.89%)
Annual Return 2019	rr_AnnualReturn2019	27.40%
Annual Return 2020	rr_AnnualReturn2020	22.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.53%)
Label	rr_AverageAnnualReturnLabel	SmallCap Account - Class 1
1 Year	rr_AverageAnnualReturnYear01	22.20%
5 Years	rr_AverageAnnualReturnYear05	12.95%
10 Years	rr_AverageAnnualReturnYear10	12.40%
PVC Contract Funds Prospectus | SmallCap Account | SmallCap Account Class 2
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.83%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,329
Label	rr_AverageAnnualReturnLabel	SmallCap Account - Class 2
1 Year	rr_AverageAnnualReturnYear01	21.87%
5 Years	rr_AverageAnnualReturnYear05	12.66%
10 Years	rr_AverageAnnualReturnYear10	12.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 17, 2015

[1]	Based on estimated amounts for the current fiscal year.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Account's expenses by paying, if necessary, expenses normally payable by the Account, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.05% for Class 3 shares. It is expected the expense limit will continue through the period ending April 30, 2022; however, Principal Variable Contracts Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Account may reimburse PGI for expenses incurred during the current fiscal year.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Account’s expenses by paying, if necessary, expenses normally payable by the Account, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.31% for Class 2 shares. It is expected that the expense limit will continue through the period ending April 30, 2022; however, Principal Variable Contracts Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Account may reimburse PGI for expenses incurred during the current fiscal year.
[4]	Fees have been restated to reflect current fees.
[5]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Account’s expenses by paying, if necessary, expenses normally payable by the Account, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.20% for Class 1 shares. It is expected that the expense limit will continue through the period ending April 30, 2022; however, Principal Variable Contracts Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Account may reimburse PGI for expenses incurred during the current fiscal year.
[6]	During 2016, the Account experienced a significant one-time gain of approximately $0.07 per share as the result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
[7]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Account’s expenses by paying, if necessary, expenses normally payable by the Account, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.69% for Class 1 shares. It is expected that the expense limit will continue through the period ending April 30, 2022; however, Principal Variable Contracts Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Account may reimburse PGI for expenses incurred during the current fiscal year.
[8]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Account's Management Fees through the period ending April 30, 2022. The fee waiver will reduce the Account's Management Fees by 0.016% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Variable Contracts Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
[9]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Account’s expenses by paying, if necessary, expenses normally payable by the Account, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.10% for Class 1 shares. It is expected that the expense limit will continue through the period ending April 30, 2022; however, Principal Variable Contracts Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Account may reimburse PGI for expenses incurred during the current fiscal year.
[10]	Fees have been restated to reflect current fees.